JPMorgan Income Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.5%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
7.50%, 3/15/2025 (a)	1,940	1,942
7.88%, 4/15/2027 (a)	5,000	4,943
BWX Technologies, Inc.
4.13%, 6/30/2028 (a)	3,904	3,528
4.13%, 4/15/2029 (a)	3,625	3,208
Howmet Aerospace, Inc.
6.88%, 5/1/2025	27	28
5.90%, 2/1/2027	1,179	1,199
6.75%, 1/15/2028	118	123
5.95%, 2/1/2037	110	110
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	2,941	3,133
TransDigm, Inc. 6.25%, 3/15/2026 (a)	7,857	7,803
Triumph Group, Inc.
7.75%, 8/15/2025	3,090	2,958
9.00%, 3/15/2028 (a)	1,843	1,867
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (a)	2,471	111
9.00%, 11/15/2026 (a)	5,685	512
		31,465
Automobile Components — 1.0%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	3,620	3,427
7.00%, 4/15/2028 (a)	1,650	1,667
8.25%, 4/15/2031 (a)	2,700	2,698
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	3,333	3,158
5.88%, 6/1/2029 (a)	8,896	8,579
3.75%, 1/30/2031 (a)	9,757	8,238
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	2,267	2,176
6.50%, 4/1/2027	2,735	2,552
6.88%, 7/1/2028	4,795	4,289
5.00%, 10/1/2029	5,085	4,134
Clarios Global LP
6.75%, 5/15/2025 (a)	2,950	2,956
6.25%, 5/15/2026 (a)	7,772	7,690
8.50%, 5/15/2027 (a)	7,190	7,209
Cooper-Standard Automotive, Inc.
4.50% (PIK), 3/31/2027 (a) (b)	1,515	1,499
10.63% (PIK), 5/15/2027 (a) (b)	884	467
Dana, Inc.
5.38%, 11/15/2027	2,775	2,599
5.63%, 6/15/2028	2,777	2,542
4.25%, 9/1/2030	1,744	1,397
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	4,565	3,427

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobile Components — continued
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	3,703	3,611
5.00%, 7/15/2029	9,311	8,384
5.25%, 4/30/2031	2,016	1,771
5.25%, 7/15/2031	2,530	2,201
Icahn Enterprises LP 6.25%, 5/15/2026	4,366	3,825
IHO Verwaltungs GmbH (Germany) 4.75% (Cash), 9/15/2026 (a) (b)	4,960	4,468
		94,964
Automobiles — 0.0% ^
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027 (a)	1,000	852
Banks — 1.0%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024 (c) (d) (e) (f) (g)	8,400	8,400
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029 (c) (d) (e) (f) (g)	9,900	8,531
Bank of America Corp. Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (d) (e) (g)	716	698
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 9.34%, 7/30/2023 (d) (e) (g)	865	861
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (e) (g)	9,905	9,143
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (g)	4,714	4,427
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (g)	6,230	5,334
Series T, (3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (g)	83	80
HSBC Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (g)	6,831	5,234
ING Groep NV (USD ICE Swap Rate 5 Year + 4.20%), 6.75%, 4/16/2024 (c) (d) (e) (f) (g)	8,500	8,079
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (g)	6,402	4,111
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (g)	12,226	11,381
Toronto-Dominion Bank (The) (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.12%, 10/31/2082 (c) (g)	5,795	5,939
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (g)	5,096	4,298
Wells Fargo & Co. Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (g)	21,821	19,116
		95,632
Beverages — 0.1%
Central American Bottling Corp. (Guatemala) 5.25%, 4/27/2029 (a)	2,727	2,533
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	5,690	4,747
		7,280
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	4,033	2,216
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	5,727	4,845
		7,061
Broadline Retail — 0.2%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	14,870	13,381

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — continued
Nordstrom, Inc.
4.00%, 3/15/2027	250	216
4.25%, 8/1/2031	2,530	1,923
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	8,808	5,067
		20,587
Building Products — 0.5%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (a)	125	118
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	3,658	3,143
6.38%, 6/15/2032 (a)	3,240	3,188
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	10,755	10,669
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	2,000	1,901
JELD-WEN, Inc.
6.25%, 5/15/2025 (a)	1,015	1,023
4.63%, 12/15/2025 (a)	750	724
4.88%, 12/15/2027 (a)	1,253	1,091
Masonite International Corp.
5.38%, 2/1/2028 (a)	4,450	4,218
3.50%, 2/15/2030 (a)	1,800	1,512
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	1,850	1,489
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	12,649	11,596
4.38%, 7/15/2030 (a)	6,864	5,796
Summit Materials LLC
6.50%, 3/15/2027 (a)	1,145	1,136
5.25%, 1/15/2029 (a)	2,205	2,069
		49,673
Capital Markets — 0.1%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	1,545	974
3.63%, 10/1/2031 (a)	1,002	584
Goldman Sachs Group, Inc. (The) Series P, (ICE LIBOR USD 3 Month + 2.87%), 8.21%, 7/10/2023 (c) (d) (e) (g)	5,070	4,968
MSCI, Inc. 4.00%, 11/15/2029 (a)	4,710	4,228
		10,754
Chemicals — 1.2%
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	10,742	10,151
3.38%, 2/15/2029 (a)	8,793	7,533
Braskem Idesa SAPI (Mexico) 6.99%, 2/20/2032 (a)	5,527	3,758
Braskem Netherlands Finance BV (Brazil) 7.25%, 2/13/2033 (a)	1,302	1,252
Chemours Co. (The)
5.75%, 11/15/2028 (a)	10,006	8,808
4.63%, 11/15/2029 (a)	2,212	1,791
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	9,841	8,613
Gates Global LLC 6.25%, 1/15/2026 (a)	950	931
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	6,783	6,224

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	2,120	2,070
5.25%, 6/1/2027 (a)	16,405	14,806
4.25%, 5/15/2029 (a)	2,720	2,240
Sasol Financing USA LLC 5.50%, 3/18/2031	2,900	2,265
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,493
4.50%, 10/15/2029	8,137	6,937
4.00%, 4/1/2031	6,750	5,359
4.38%, 2/1/2032	1,190	951
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	5,396	4,249
5.13%, 4/1/2029 (a)	11,110	6,012
Venator Finance Sarl 9.50%, 7/1/2025 (a)	2,955	2,069
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	12,197	11,312
5.63%, 8/15/2029 (a)	3,196	2,653
		112,477
Commercial Services & Supplies — 0.9%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	10,017	8,439
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	2,931	2,557
4.88%, 7/15/2032 (a)	5,796	4,937
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	4,807	4,515
9.75%, 7/15/2027 (a)	2,327	2,042
4.63%, 6/1/2028 (a)	5,179	4,280
Aramark Services, Inc.
5.00%, 4/1/2025 (a)	1,485	1,448
5.00%, 2/1/2028 (a)	6,426	6,073
Bidvest Group UK plc (The) (South Africa) 3.63%, 9/23/2026 (a)	2,000	1,774
Brink's Co. (The) 4.63%, 10/15/2027 (a)	3,420	3,190
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	805	735
9.50%, 11/1/2027 (a)	4,280	4,003
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	6,739	6,384
5.13%, 12/15/2026 (a)	2,110	2,034
4.00%, 8/1/2028 (a)	4,958	4,427
4.75%, 6/15/2029 (a)	365	332
Madison IAQ LLC
4.13%, 6/30/2028 (a)	14,881	12,858
5.88%, 6/30/2029 (a)	1,344	1,023
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	7,028	6,876
3.38%, 8/31/2027 (a)	8,104	7,113

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Stericycle, Inc.
5.38%, 7/15/2024 (a)	650	643
3.88%, 1/15/2029 (a)	7,595	6,698
		92,381
Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	2,685	2,523
CommScope, Inc.
6.00%, 3/1/2026 (a)	14,204	13,338
8.25%, 3/1/2027 (a)	10,091	7,916
4.75%, 9/1/2029 (a)	6,222	4,901
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,472
		31,150
Construction & Engineering — 0.3%
Aeropuerto Internacional de Tocumen SA (Panama) 5.13%, 8/11/2061 (a)	3,830	2,870
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (f)	3,105	2,173
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	3,830	3,459
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,150	949
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033 (f)	8,365	7,397
MasTec, Inc. 4.50%, 8/15/2028 (a)	8,854	8,153
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046 (f)	6,000	4,548
		29,549
Consumer Finance — 0.9%
Ford Motor Credit Co. LLC
3.37%, 11/17/2023	1,250	1,235
2.30%, 2/10/2025	2,350	2,193
4.69%, 6/9/2025	15,448	14,851
3.38%, 11/13/2025	5,250	4,842
4.39%, 1/8/2026	6,000	5,642
4.54%, 8/1/2026	5,945	5,560
2.70%, 8/10/2026	5,029	4,451
4.27%, 1/9/2027	20,356	18,676
4.13%, 8/17/2027	13,863	12,523
2.90%, 2/10/2029	7,839	6,372
5.11%, 5/3/2029	1,544	1,414
OneMain Finance Corp.
6.88%, 3/15/2025	1,993	1,920
7.13%, 3/15/2026	3,762	3,597
3.88%, 9/15/2028	5,310	4,175
5.38%, 11/15/2029	580	474
		87,925
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	2,767	2,844
4.63%, 1/15/2027 (a)	8,303	7,895
5.88%, 2/15/2028 (a)	6,122	5,979

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
3.50%, 3/15/2029 (a)	9,129	7,937
4.88%, 2/15/2030 (a)	2,092	1,914
New Albertsons LP
6.63%, 6/1/2028	8	8
7.45%, 8/1/2029	113	115
8.00%, 5/1/2031	870	890
Performance Food Group, Inc.
6.88%, 5/1/2025 (a)	2,168	2,173
5.50%, 10/15/2027 (a)	4,302	4,136
4.25%, 8/1/2029 (a)	3,651	3,223
Rite Aid Corp.
7.50%, 7/1/2025 (a)	7,843	5,340
8.00%, 11/15/2026 (a)	7,187	3,768
Tesco plc (United Kingdom) 6.15%, 11/15/2037 (a)	870	871
US Foods, Inc.
4.75%, 2/15/2029 (a)	2,140	1,952
4.63%, 6/1/2030 (a)	2,003	1,803
		50,848
Containers & Packaging — 1.1%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	5,650	5,278
5.25%, 8/15/2027 (a)	15,042	12,628
Berry Global, Inc.
4.50%, 2/15/2026 (a)	1,051	1,012
4.88%, 7/15/2026 (a)	7,076	6,845
5.63%, 7/15/2027 (a)	950	937
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049 (f)	4,630	4,350
LABL, Inc.
6.75%, 7/15/2026 (a)	13,027	12,522
10.50%, 7/15/2027 (a)	1,015	946
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	17,400	17,246
9.25%, 4/15/2027 (a)	6,679	6,096
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	4,200	4,195
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	19,295	16,997
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	988
TriMas Corp. 4.13%, 4/15/2029 (a)	2,612	2,319
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a) (h)	13,592	12,914
8.50%, 8/15/2027 (a) (h)	1,965	1,850
		107,123
Distributors — 0.0% ^
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	2,210	2,236
Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	555

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — continued
4.63%, 12/15/2027	2,102	1,990
3.38%, 8/15/2030	10,341	8,609
		11,154
Diversified REITs — 0.3%
VICI Properties LP
4.63%, 6/15/2025 (a)	3,903	3,767
4.50%, 9/1/2026 (a)	1,000	948
4.25%, 12/1/2026 (a)	5,978	5,608
5.75%, 2/1/2027 (a)	3,610	3,561
3.75%, 2/15/2027 (a)	11,496	10,646
3.88%, 2/15/2029 (a)	1,950	1,723
4.63%, 12/1/2029 (a)	3,917	3,570
4.13%, 8/15/2030 (a)	740	648
		30,471
Diversified Telecommunication Services — 2.3%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	11,983	7,160
Altice France SA (France)
8.13%, 2/1/2027 (a)	12,342	10,636
5.50%, 1/15/2028 (a)	3,500	2,654
5.13%, 1/15/2029 (a)	416	297
5.13%, 7/15/2029 (a)	9,906	7,054
CCO Holdings LLC
5.13%, 5/1/2027 (a)	8,241	7,634
5.00%, 2/1/2028 (a)	7,149	6,497
5.38%, 6/1/2029 (a)	21,812	19,632
6.38%, 9/1/2029 (a)	14,386	13,417
4.75%, 3/1/2030 (a)	32,401	27,326
4.50%, 8/15/2030 (a)	31,714	26,105
4.25%, 2/1/2031 (a)	16,659	13,345
4.50%, 6/1/2033 (a)	5,534	4,224
Embarq Corp. 8.00%, 6/1/2036	1,643	817
ESC Co., Escrow
5.50%, 8/1/2023 ‡ (i)	8,602	1
8.50%, 10/15/2024 ‡ (i)	5,163	1
9.75%, 7/15/2025 ‡ (i)	1,765	—
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	14,363	12,800
5.00%, 5/1/2028 (a)	5,337	4,470
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	11,349	10,440
Level 3 Financing, Inc.
4.63%, 9/15/2027 (a)	14,044	8,776
4.25%, 7/1/2028 (a)	4,850	2,790
Liquid Telecommunications Financing plc (South Africa) 5.50%, 9/4/2026 (a)	2,500	1,497
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	15,286	9,363
4.00%, 2/15/2027 (a)	7,995	5,231

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Series G, 6.88%, 1/15/2028	17	7
4.50%, 1/15/2029 (a)	6,475	2,574
SES GLOBAL Americas Holdings, Inc. (Luxembourg) 5.30%, 3/25/2044 (a)	110	82
Sitios Latinoamerica SAB de CV (Brazil) 5.38%, 4/4/2032 (a)	2,937	2,636
Sprint Capital Corp. 8.75%, 3/15/2032	2,151	2,613
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	5,898	5,143
7.72%, 6/4/2038	3,170	2,896
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	2,750	2,472
		220,590
Electric Utilities — 0.7%
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051 (a)	2,366	1,565
Electricidad Firme de Mexico Holdings SA de CV (Mexico) 4.90%, 11/20/2026 (a)	1,400	1,230
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (f)	1,300	1,285
7.13%, 2/11/2025 (f)	6,800	6,497
8.45%, 8/10/2028 (f)	4,400	4,017
Instituto Costarricense de Electricidad (Costa Rica)
6.75%, 10/7/2031 (a)	8,210	7,988
6.38%, 5/15/2043 (f)	690	583
NextEra Energy Operating Partners LP 4.25%, 9/15/2024 (a)	4	4
NRG Energy, Inc.
6.63%, 1/15/2027	1,256	1,253
5.75%, 1/15/2028	9,597	9,126
5.25%, 6/15/2029 (a)	1,184	1,068
3.63%, 2/15/2031 (a)	6,790	5,351
PG&E Corp. 5.00%, 7/1/2028	1,265	1,167
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	8,989	7,679
Trinidad Generation UnLtd (Trinidad And Tobago) 5.25%, 11/4/2027 (f)	2,000	1,944
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	566	550
5.63%, 2/15/2027 (a)	1,896	1,824
5.00%, 7/31/2027 (a)	15,468	14,536
4.38%, 5/1/2029 (a)	2,296	2,001
		69,668
Electrical Equipment — 0.2%
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	2,422	2,427
6.05%, 4/15/2028 (a)	4,935	4,877
6.30%, 2/15/2030 (a)	2,093	2,088
6.40%, 4/15/2033 (a)	2,931	2,899
Sensata Technologies BV
5.63%, 11/1/2024 (a)	80	80
4.00%, 4/15/2029 (a)	12,077	10,759
		23,130

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC
4.25%, 4/1/2028	10,708	9,896
3.25%, 2/15/2029	1,200	1,029
Coherent Corp. 5.00%, 12/15/2029 (a)	10,269	9,132
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	4,929	4,401
3.75%, 2/15/2031 (a)	1,250	1,060
		25,518
Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027 (a)	4,791	4,578
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	4,808	4,016
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	3,685	3,357
Nabors Industries, Inc. 5.75%, 2/1/2025	419	400
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	3,876	3,815
6.88%, 1/15/2029 (a)	975	873
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	214	210
Transocean, Inc.
11.50%, 1/30/2027 (a)	1,011	1,034
8.75%, 2/15/2030 (a)	1,495	1,494
		19,777
Entertainment — 0.4%
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	1,358	1,334
5.63%, 3/15/2026 (a)	3,148	3,076
6.50%, 5/15/2027 (a)	12,416	12,437
4.75%, 10/15/2027 (a)	14,757	13,669
3.75%, 1/15/2028 (a)	2,340	2,104
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	116	100
3.88%, 7/15/2030 (a)	7,560	6,457
		39,177
Financial Services — 0.2%
Block, Inc.
2.75%, 6/1/2026	3,243	2,919
3.50%, 6/1/2031	7,820	6,387
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	2,680	2,318
Rocket Mortgage LLC 3.63%, 3/1/2029 (a)	10,800	8,906
		20,530
Food Products — 0.3%
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (a)	3,220	2,868
4.38%, 1/31/2032 (a)	858	761
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	2,436	2,389

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
5.63%, 1/15/2028 (a)	8,973	8,652
4.63%, 4/15/2030 (a)	10,935	9,576
4.50%, 9/15/2031 (a)	1,625	1,375
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026 (a)	3,000	2,548
		28,169
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	4,277	4,117
5.88%, 8/20/2026	3,313	3,080
5.75%, 5/20/2027	1,657	1,501
9.38%, 6/1/2028 (a)	2,408	2,408
		11,106
Ground Transportation — 0.6%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	2,526	2,380
4.75%, 4/1/2028 (a)	15,500	13,820
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	4,930	4,523
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	2,655	2,203
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,150	1,025
5.00%, 12/1/2029 (a)	13,731	11,024
Hertz Corp. (The), Escrow
6.25%, 10/15/2022	185	5
5.50%, 10/15/2024	5,875	147
6.00%, 1/15/2028	1,450	101
Hertz Corp., Escrow 7.13%, 8/1/2026	2,755	193
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	2,650	2,342
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	2,060	2,084
7.50%, 9/15/2027 (a)	6,990	7,170
4.50%, 8/15/2029 (a)	5,839	5,326
XPO, Inc. 6.25%, 6/1/2028 (a)	3,375	3,322
		55,665
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	10,349	9,573
Hologic, Inc. 3.25%, 2/15/2029 (a)	7,015	6,127
Medline Borrower LP
3.88%, 4/1/2029 (a)	11,608	10,011
5.25%, 10/1/2029 (a)	10,152	8,686
		34,397
Health Care Providers & Services — 1.8%
180 Medical, Inc. (United Kingdom) 3.88%, 10/15/2029 (a)	451	394
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	2,500	2,376
5.00%, 4/15/2029 (a)	165	151

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Centene Corp. 4.63%, 12/15/2029	23,282	21,592
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	10,565	9,865
5.63%, 3/15/2027 (a)	4,600	3,937
6.00%, 1/15/2029 (a)	6,616	5,335
6.88%, 4/15/2029 (a)	1,545	869
5.25%, 5/15/2030 (a)	4,584	3,443
DaVita, Inc. 3.75%, 2/15/2031 (a)	20,442	16,218
Encompass Health Corp.
5.75%, 9/15/2025	1,960	1,943
4.50%, 2/1/2028	8,069	7,433
4.75%, 2/1/2030	3,734	3,401
4.63%, 4/1/2031	5,032	4,394
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	1,122	6
HCA, Inc. 5.88%, 2/15/2026	9,816	9,861
McKesson Corp. 5.25%, 2/15/2026	2,970	2,964
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	5,580	4,576
6.63%, 4/1/2030 (a)	2,175	1,961
Tenet Healthcare Corp.
4.88%, 1/1/2026	17,088	16,530
6.25%, 2/1/2027	16,843	16,591
5.13%, 11/1/2027	23,814	22,756
4.63%, 6/15/2028	6,468	6,015
6.13%, 6/15/2030 (a)	4,549	4,396
6.75%, 5/15/2031 (a)	5,236	5,231
		172,238
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,803	1,753
5.00%, 5/15/2027 (a)	7,967	7,662
		9,415
Hotel & Resort REITs — 0.2%
RHP Hotel Properties LP
4.75%, 10/15/2027	16,026	14,848
4.50%, 2/15/2029 (a)	1,345	1,189
		16,037
Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	9,215	8,451
4.00%, 10/15/2030 (a)	4,740	4,069
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	4,913	4,388
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	6,892	6,871
8.13%, 7/1/2027 (a)	4,735	4,825
4.63%, 10/15/2029 (a)	4,508	3,886

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.
5.75%, 3/1/2027 (a)	4,000	3,424
9.88%, 8/1/2027 (a)	6,440	6,647
4.00%, 8/1/2028 (a)	3,391	2,957
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	2,381	2,577
Cedar Fair LP
5.50%, 5/1/2025 (a)	6,745	6,694
5.25%, 7/15/2029	3,815	3,507
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	3,952	3,927
5.75%, 5/1/2028 (a)	3,245	3,200
3.75%, 5/1/2029 (a)	5,984	5,281
Hilton Grand Vacations Borrower Escrow LLC 5.00%, 6/1/2029 (a)	1,005	894
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	5,750	5,583
International Game Technology plc
6.50%, 2/15/2025 (a)	379	380
6.25%, 1/15/2027 (a)	3,445	3,438
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	18	16
4.50%, 6/15/2029 (a)	3,496	2,996
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026 (a)	3,050	2,916
MGM Resorts International
6.75%, 5/1/2025	875	878
5.75%, 6/15/2025	6,233	6,190
4.63%, 9/1/2026	3,974	3,756
5.50%, 4/15/2027	1,905	1,824
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027 (a)	500	455
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	4,143	4,379
11.63%, 8/15/2027 (a)	7,262	7,892
8.25%, 1/15/2029 (a)	3,657	3,848
9.25%, 1/15/2029 (a)	3,667	3,899
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	14,092	13,318
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	1,904	1,918
Station Casinos LLC 4.50%, 2/15/2028 (a)	5,090	4,530
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	8,897	8,919
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	5,754	5,641
5.25%, 5/15/2027 (a)	745	701
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	17,740	15,831
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	4,713	4,426
4.63%, 1/31/2032	1,834	1,668
		177,000
Household Durables — 0.3%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	7,004	6,179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Household Durables — continued
Newell Brands, Inc.
4.88%, 6/1/2025	1,750	1,665
4.70%, 4/1/2026 (h)	10,400	9,646
5.87%, 4/1/2036 (h)	2,780	2,224
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	10,760	9,156
		28,870
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	8,220	7,727
4.13%, 10/15/2030	4,695	3,938
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	12,943	11,513
4.38%, 3/31/2029 (a)	6,462	5,533
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,489	1,479
5.00%, 10/1/2029 (a)	7,976	7,119
5.50%, 7/15/2030 (a)	4,114	3,764
3.88%, 3/15/2031 (a)	3,140	2,565
		43,638
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	5,072	4,918
4.63%, 2/1/2029 (a)	1,030	871
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (f)	5,115	4,527
		10,316
Insurance — 0.0% ^
Massachusetts Mutual Life Insurance Co. (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069 (a) (g)	600	536
IT Services — 0.1%
Gartner, Inc. 4.50%, 7/1/2028 (a)	12,458	11,728
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	2,100	1,963
		13,691
Leisure Products — 0.2%
Mattel, Inc.
5.88%, 12/15/2027 (a)	6,080	5,925
3.75%, 4/1/2029 (a)	497	433
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	10,291	8,429
		14,787
Machinery — 0.2%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	6,372	6,436
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	5,695	5,114
Terex Corp. 5.00%, 5/15/2029 (a)	3,660	3,392
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	3,828	3,524
		18,466

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Marine Transportation — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034 (a)	3,777	3,332
6.75%, 6/1/2034 (f)	2,570	2,267
		5,599
Media — 3.3%
Altice Financing SA (Luxembourg) 5.75%, 8/15/2029 (a)	4,775	3,641
Audacy Capital Corp. 6.50%, 5/1/2027 (a)	3,678	101
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	22,460	19,799
7.75%, 4/15/2028 (a)	12,074	8,995
CSC Holdings LLC
6.50%, 2/1/2029 (a)	28,111	22,132
5.75%, 1/15/2030 (a)	6,210	2,735
Directv Financing LLC 5.88%, 8/15/2027 (a)	13,638	12,013
DISH DBS Corp.
5.88%, 11/15/2024	58,335	49,964
7.75%, 7/1/2026	16,486	9,459
5.25%, 12/1/2026 (a)	13,400	10,585
DISH Network Corp. 11.75%, 11/15/2027 (a)	13,526	12,946
GCI LLC 4.75%, 10/15/2028 (a)	6,871	5,801
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	3,913	2,490
Gray Television, Inc.
7.00%, 5/15/2027 (a)	5,619	4,628
4.75%, 10/15/2030 (a)	6,596	4,275
iHeartCommunications, Inc.
6.38%, 5/1/2026	10,199	7,742
8.38%, 5/1/2027	4,394	2,479
5.25%, 8/15/2027 (a)	11,481	8,062
Lamar Media Corp.
4.88%, 1/15/2029	3,631	3,357
3.63%, 1/15/2031	410	342
Midcontinent Communications 5.38%, 8/15/2027 (a)	1,345	1,253
News Corp. 3.88%, 5/15/2029 (a)	7,752	6,807
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	14,313	13,132
4.75%, 11/1/2028 (a)	15,181	12,809
Outfront Media Capital LLC 5.00%, 8/15/2027 (a)	4,583	4,105
Paramount Global
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (g)	524	388
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (g)	602	482
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	3,220	2,479
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (a)	3,985	3,268
4.13%, 12/1/2030 (a)	5,330	3,485
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	21,805	19,770
4.00%, 7/15/2028 (a)	3,660	3,065

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.50%, 7/1/2029 (a)	16,044	14,005
Stagwell Global LLC 5.63%, 8/15/2029 (a)	6,545	5,617
TEGNA, Inc.
4.63%, 3/15/2028	2,980	2,593
5.00%, 9/15/2029	2,877	2,467
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028 (a)	2,400	2,220
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	1,685	1,595
4.50%, 5/1/2029 (a)	7,474	6,274
7.38%, 6/30/2030 (a)	340	316
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	3,685	3,095
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	2,900	2,545
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	190	188
5.13%, 4/15/2027 (a)	9,962	9,610
3.63%, 6/15/2029 (a)	3,181	2,737
VZ Secured Financing BV (Netherlands) 5.00%, 1/15/2032 (a)	1,738	1,382
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027 (a)	1,050	968
Ziggo BV (Netherlands) 4.88%, 1/15/2030 (a)	2,750	2,288
		320,489
Metals & Mining — 0.7%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	3,890	3,797
6.13%, 5/15/2028 (a)	3,490	3,425
ArcelorMittal SA (Luxembourg) 7.00%, 10/15/2039 (h)	200	205
Arconic Corp.
6.00%, 5/15/2025 (a)	4,790	4,803
6.13%, 2/15/2028 (a)	7,559	7,630
ATI, Inc. 5.88%, 12/1/2027	3,085	2,938
Big River Steel LLC 6.63%, 1/31/2029 (a)	2,951	2,929
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	3,788	3,831
4.63%, 3/1/2029 (a)	3,797	3,374
4.88%, 3/1/2031 (a)	3,725	3,183
Constellium SE
5.88%, 2/15/2026 (a)	588	579
5.88%, 2/15/2026 (f)	1,294	1,275
5.63%, 6/15/2028 (a)	700	667
3.75%, 4/15/2029 (a)	1,000	861
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (f)	4,300	3,965
FMG Resources August 2006 Pty. Ltd. (Australia) 4.38%, 4/1/2031 (a)	4,585	3,875
Freeport-McMoRan, Inc.
4.38%, 8/1/2028	1,840	1,731
5.45%, 3/15/2043	2,072	1,879
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (a)	1,235	970
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (f)	2,900	2,653

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Novelis Corp.
3.25%, 11/15/2026 (a)	1,351	1,220
4.75%, 1/30/2030 (a)	6,225	5,525
3.88%, 8/15/2031 (a)	3,130	2,570
		63,885
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Arbor Realty Trust, Inc.
5.00%, 4/30/2026	15,000	13,308
Series QIB, 4.50%, 9/1/2026 (a)	14,500	12,692
Series QIB, 4.50%, 3/15/2027 (a)	20,000	17,076
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	11,000	10,625
ReadyCap Holdings LLC Series QIB, 4.50%, 10/20/2026 (a)	20,000	17,934
		71,635
Multi-Utilities — 0.1%
Empresas Publicas de Medellin ESP (Colombia) 4.25%, 7/18/2029 (f)	2,800	2,155
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (e) (g)	5,803	5,482
		7,637
Oil, Gas & Consumable Fuels — 3.6%
AI Candelaria Spain SA (Colombia)
7.50%, 12/15/2028 (f)	2,170	1,973
5.75%, 6/15/2033 (a)	3,974	2,776
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	785	796
5.75%, 3/1/2027 (a)	4,574	4,383
5.75%, 1/15/2028 (a)	1,874	1,787
5.38%, 6/15/2029 (a)	8,409	7,731
Antero Resources Corp.
8.38%, 7/15/2026 (a)	1,801	1,868
7.63%, 2/1/2029 (a)	3,500	3,561
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	4,400	4,300
BP Capital Markets plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (g)	12,690	12,182
Buckeye Partners LP
4.13%, 3/1/2025 (a)	2,001	1,901
3.95%, 12/1/2026	5,920	5,277
4.50%, 3/1/2028 (a)	6,537	5,752
5.60%, 10/15/2044	900	651
California Resources Corp. 7.13%, 2/1/2026 (a)	7,034	7,140
Cheniere Energy Partners LP
4.50%, 10/1/2029	5,350	4,899
4.00%, 3/1/2031	1,050	924
Cheniere Energy, Inc. 4.63%, 10/15/2028	8,545	8,019
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	13,907	13,597
Chord Energy Corp. 6.38%, 6/1/2026 (a)	2,300	2,265
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	9,036	7,897

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.88%, 1/15/2030 (a)	3,940	3,285
Crestwood Midstream Partners LP
5.75%, 4/1/2025	4,949	4,854
5.63%, 5/1/2027 (a)	4,430	4,178
8.00%, 4/1/2029 (a)	4,512	4,536
DCP Midstream Operating LP 5.38%, 7/15/2025	1,290	1,276
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	5,819	5,046
4.38%, 6/15/2031 (a)	5,190	4,365
Ecopetrol SA (Colombia)
8.88%, 1/13/2033	2,525	2,456
5.88%, 5/28/2045	5,145	3,350
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	7,556	6,942
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (f)	1,732	1,688
4.88%, 3/30/2026 (f)	2,711	2,490
Energy Transfer LP
5.35%, 5/15/2045	740	632
5.30%, 4/15/2047	430	364
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,801	1,738
4.85%, 7/15/2026	1,355	1,311
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	2,348	2,322
6.50%, 7/1/2027 (a)	1,795	1,753
5.50%, 7/15/2028	3,425	3,210
4.75%, 1/15/2031 (a)	7,763	6,662
Genesis Energy LP
6.50%, 10/1/2025	525	515
6.25%, 5/15/2026	1,675	1,591
8.00%, 1/15/2027	3,028	2,949
7.75%, 2/1/2028	2,820	2,711
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025 (f)	2,013	1,919
Greensaif Pipelines Bidco Sarl (Saudi Arabia) 6.51%, 2/23/2042 (f)	900	939
Gulfport Energy Corp.
8.00%, 5/17/2026	122	122
8.00%, 5/17/2026 (a)	5,245	5,232
Gulfport Energy Operating Corp. 6.63%, 5/1/2023	3,075	2
Gulfport Energy Operating Corp., Escrow
6.00%, 10/15/2024	6,189	4
6.38%, 1/15/2026	27	—
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	8,325	8,169
5.13%, 6/15/2028 (a)	3,725	3,488
Holly Energy Partners LP 5.00%, 2/1/2028 (a)	75	69
KazMunayGas National Co. JSC (Kazakhstan) 4.75%, 4/19/2027 (f)	1,000	938
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	3,508	3,324

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (f)	1,490	1,445
6.50%, 6/30/2027 (f)	5,000	4,743
6.75%, 6/30/2030 (f)	1,553	1,431
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027 (f)	3,800	3,422
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025 (f)	571	555
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	4,142	3,958
NuStar Logistics LP
5.75%, 10/1/2025	1,967	1,921
5.63%, 4/28/2027	6,052	5,729
6.38%, 10/1/2030	2,179	2,097
Occidental Petroleum Corp.
8.50%, 7/15/2027	1,347	1,475
6.38%, 9/1/2028	3,360	3,458
8.88%, 7/15/2030	3,252	3,748
6.63%, 9/1/2030	3,820	3,982
Oil and Gas Holding Co. BSCC (The) (Bahrain) 8.38%, 11/7/2028 (f)	3,200	3,355
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (f)	14,000	11,089
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047 (a)	5,460	3,314
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	6,100	5,547
5.35%, 2/12/2028	10,300	8,275
5.95%, 1/28/2031	14,950	10,677
10.00%, 2/7/2033 (a)	2,005	1,789
6.38%, 1/23/2045	5,548	3,246
6.95%, 1/28/2060	10,150	6,010
Range Resources Corp.
8.25%, 1/15/2029	4,960	5,166
4.75%, 2/15/2030 (a)	1,000	904
SM Energy Co.
6.75%, 9/15/2026	2,539	2,451
6.63%, 1/15/2027	2,933	2,819
Southwestern Energy Co.
5.70%, 1/23/2025 (h)	570	566
8.38%, 9/15/2028	285	297
5.38%, 3/15/2030	6,421	5,902
4.75%, 2/1/2032	1,204	1,042
Sunoco LP
6.00%, 4/15/2027	1,305	1,283
4.50%, 5/15/2029	3,759	3,346
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	5,260	5,247
6.00%, 3/1/2027 (a)	2,685	2,511
5.50%, 1/15/2028 (a)	2,379	2,148
6.00%, 12/31/2030 (a)	775	673
6.00%, 9/1/2031 (a)	2,255	1,918

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP
6.50%, 7/15/2027	4,596	4,612
5.00%, 1/15/2028	3,225	3,108
6.88%, 1/15/2029	2,240	2,268
5.50%, 3/1/2030	4,190	4,026
4.88%, 2/1/2031	2,025	1,863
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079 (g)	6,000	5,059
Uzbekneftegaz JSC (Uzbekistan) 4.75%, 11/16/2028 (a)	2,500	1,994
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	6,833	6,867
		351,445
Paper & Forest Products — 0.0% ^
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047 (f)	3,000	2,969
Passenger Airlines — 0.3%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	3,680	4,031
5.50%, 4/20/2026 (a)	12,591	12,357
5.75%, 4/20/2029 (a)	7,911	7,580
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	1,807	1,804
United Airlines, Inc.
4.38%, 4/15/2026 (a)	4,193	3,967
4.63%, 4/15/2029 (a)	1,363	1,234
		30,973
Personal Care Products — 0.2%
Coty, Inc. 5.00%, 4/15/2026 (a)	2,023	1,943
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	14,200	13,277
4.13%, 4/1/2029 (a)	2,933	2,530
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	4,133	3,947
3.75%, 4/1/2031 (a)	2,935	2,415
		24,112
Pharmaceuticals — 1.2%
Bausch Health Americas, Inc. 9.25%, 4/1/2026 (a)	22,862	18,861
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	15,715	13,948
9.00%, 12/15/2025 (a)	22,760	19,375
5.75%, 8/15/2027 (a)	11,808	7,414
5.00%, 2/15/2029 (a)	20,402	8,878
5.25%, 1/30/2030 (a)	2,020	859
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	880	800
3.13%, 2/15/2029 (a)	2,760	2,246
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (h)	8,295	7,938
Endo Dac
5.88%, 10/15/2024 (a) (h)	700	512

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
9.50%, 7/31/2027 (a) (i)	135	7
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (a) (h)	1,520	1,108
Jazz Securities DAC 4.38%, 1/15/2029 (a)	6,176	5,534
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (a)	9,030	6,682
10.00%, 6/15/2029 (a)	167	60
Organon & Co. 4.13%, 4/30/2028 (a)	21,571	19,203
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (h) (i)	7,330	5,415
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,308
		121,148
Real Estate Management & Development — 0.1%
GLP Pte. Ltd. (Singapore) 3.88%, 6/4/2025 (f)	5,000	3,344
Realogy Group LLC
5.75%, 1/15/2029 (a)	2,277	1,645
5.25%, 4/15/2030 (a)	725	503
		5,492
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,220	5,213
Entegris Escrow Corp.
4.75%, 4/15/2029 (a)	1,500	1,402
5.95%, 6/15/2030 (a)	5,295	5,101
Entegris, Inc.
4.38%, 4/15/2028 (a)	6,088	5,595
3.63%, 5/1/2029 (a)	2,071	1,787
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	12,231	11,045
		30,143
Software — 0.5%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	605	597
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	4,240	3,492
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (a)	6,144	5,429
4.88%, 7/1/2029 (a)	6,278	5,392
NCR Corp.
5.75%, 9/1/2027 (a)	5,315	5,286
5.00%, 10/1/2028 (a)	5,239	4,606
5.13%, 4/15/2029 (a)	8,432	7,376
6.13%, 9/1/2029 (a)	4,616	4,578
5.25%, 10/1/2030 (a)	961	820
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	13,960	13,325
		50,901
Specialized REITs — 0.2%
Iron Mountain, Inc.
5.25%, 3/15/2028 (a)	5,018	4,694

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
5.00%, 7/15/2028 (a)	3,567	3,266
SBA Communications Corp. 3.13%, 2/1/2029	9,662	8,139
		16,099
Specialty Retail — 1.0%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	4,455	4,063
4.63%, 11/15/2029 (a)	3,301	2,910
4.75%, 3/1/2030	2,882	2,524
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	843	896
5.25%, 2/1/2028	57	54
7.50%, 6/15/2029	3,289	3,325
6.75%, 7/1/2036	4,560	4,071
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025 (a)	2,500	2,403
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	2,265	1,593
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	3,609	3,160
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	9,812	8,453
Penske Automotive Group, Inc. 3.75%, 6/15/2029	6,411	5,491
PetSmart, Inc.
4.75%, 2/15/2028 (a)	17,905	16,566
7.75%, 2/15/2029 (a)	8,982	8,720
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	4,897	4,052
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	10,606	9,359
6.13%, 7/1/2029 (a)	3,460	2,865
Staples, Inc.
7.50%, 4/15/2026 (a)	11,898	9,780
10.75%, 4/15/2027 (a)	4,389	2,691
		92,976
Technology Hardware, Storage & Peripherals — 0.1%
Seagate HDD Cayman
4.09%, 6/1/2029	4,315	3,729
3.13%, 7/15/2029	5,160	3,950
8.25%, 12/15/2029 (a)	3,020	3,088
8.50%, 7/15/2031 (a)	692	709
		11,476
Tobacco — 0.0% ^
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047	910	652
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,188
		1,840
Trading Companies & Distributors — 0.6%
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	9,408	8,933
Imola Merger Corp. 4.75%, 5/15/2029 (a)	19,053	16,390
United Rentals North America, Inc.
5.50%, 5/15/2027	4,770	4,710

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
4.88%, 1/15/2028	9,480	9,044
3.88%, 2/15/2031	1,147	984
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	9,569	9,639
7.25%, 6/15/2028 (a)	6,301	6,440
		56,140
Transportation Infrastructure — 0.0% ^
Prumo Participacoes e Investimentos S/A (Brazil) 7.50%, 12/31/2031 (f)	4,516	4,157
Wireless Telecommunication Services — 0.7%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	6,527	6,029
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028 (f)	3,139	2,174
Millicom International Cellular SA (Guatemala)
5.13%, 1/15/2028 (f)	3,240	2,777
6.25%, 3/25/2029 (a)	900	788
Sprint LLC
7.13%, 6/15/2024	8,987	9,079
7.63%, 2/15/2025	16,124	16,521
7.63%, 3/1/2026	24,105	25,201
United States Cellular Corp. 6.70%, 12/15/2033	1,708	1,404
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (g)	3,300	3,339
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (g)	7,225	5,748
		73,060
Total Corporate Bonds (Cost $3,652,519)		3,268,479
Commercial Mortgage-Backed Securities — 24.7%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035 (a) (j)	600	390
ACR 5.25%, 11/15/2026 ‡ (a)	35,000	30,625
Areit Frn 2.75%, 8/17/2026 ‡ (a) (j)	29,000	27,840
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (a)	8,795	5,501
Series 2019-BN16, Class F, 3.69%, 2/15/2052 (a) (j)	3,000	1,412
Series 2019-BN17, Class D, 3.00%, 4/15/2052 (a)	2,800	1,753
Series 2019-BN17, Class E, 3.00%, 4/15/2052 (a)	2,500	1,399
Series 2019-BN21, Class E, 2.50%, 10/17/2052 (a)	8,600	4,275
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (a)	2,841	1,187
Series 2019-BN23, Class XA, IO, 0.69%, 12/15/2052 (j)	38,668	1,372
Series 2020-BN29, Class D, 2.50%, 11/15/2053 (a)	5,000	2,705
Series 2020-BN29, Class E, 2.50%, 11/15/2053 (a)	3,500	1,773
Series 2020-BN30, Class D, 2.50%, 12/15/2053 (a) (j)	5,231	2,796
Series 2020-BN30, Class E, 2.50%, 12/15/2053 (a) (j)	4,145	1,888
Series 2017-BNK9, Class D, 2.80%, 11/15/2054 (a)	2,149	1,290
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (a) (j)	1,000	654
Series 2017-BNK5, Class C, 4.19%, 6/15/2060 (j)	2,050	1,744
Series 2017-BNK6, Class D, 3.10%, 7/15/2060 (a)	3,195	2,117
Series 2018-BN14, Class XB, IO, 0.09%, 9/15/2060 (j)	132,263	592

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (a)	3,000	1,920
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (a)	1,000	363
Series 2018-BN10, Class D, 2.60%, 2/15/2061 (a)	1,500	933
Series 2018-BN12, Class D, 3.00%, 5/15/2061 (a)	1,250	759
Series 2018-BN13, Class D, 3.00%, 8/15/2061 (a)	2,000	1,061
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (a)	2,000	1,090
Series 2019-BN18, Class E, 3.00%, 5/15/2062 (a)	2,150	820
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (j)	49,854	1,983
Series 2019-BN20, Class D, 2.50%, 9/15/2062 (a)	6,721	3,888
Series 2019-BN20, Class E, 2.50%, 9/15/2062 (a)	8,600	4,325
Series 2019-BN24, Class XA, IO, 0.64%, 11/15/2062 (j)	99,186	3,344
Series 2019-BN22, Class D, 2.50%, 11/15/2062 (a)	4,250	2,440
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (a)	7,380	4,215
Series 2020-BN25, Class E, 2.50%, 1/15/2063 (a)	4,250	2,084
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (a)	3,250	1,579
Series 2020-BN26, Class E, 2.50%, 3/15/2063 (a)	5,520	2,353
Series 2021-BN33, Class D, 2.50%, 5/15/2064 (a)	3,700	1,884
Series 2021-BN33, Class E, 2.50%, 5/15/2064 (a)	3,850	1,658
Series 2021-BN33, Class C, 3.30%, 5/15/2064	7,609	5,254
Series 2021-BN35, Class XB, IO, 0.59%, 6/15/2064 (j)	40,000	1,600
Series 2021-BN35, Class E, 2.50%, 6/15/2064 (a) (j)	5,300	2,245
Barclays Commercial Mortgage Trust Series 2019-C4, Class D, 3.25%, 8/15/2052 (a)	8,451	5,304
BBCMS Mortgage Trust
Series 2018-TALL, Class E, 7.69%, 3/15/2037 (a) (j)	6,000	3,531
Series 2017-C1, Class D, 3.54%, 2/15/2050 (a) (j)	1,000	674
Series 2021-C11, Class XB, IO, 0.96%, 9/15/2054 (j)	30,040	1,995
Series 2021-C11, Class XA, IO, 1.38%, 9/15/2054 (j)	161,055	12,195
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (a)	2,000	1,243
Series 2018-B1, Class C, 4.19%, 1/15/2051 (j)	1,000	785
Series 2018-B2, Class XA, IO, 0.46%, 2/15/2051 (j)	37,382	565
Series 2018-B8, Class D, 3.00%, 1/15/2052 (a)	3,050	1,730
Series 2019-B9, Class F, 3.75%, 3/15/2052 (a) (j)	6,000	2,844
Series 2019-B11, Class D, 3.00%, 5/15/2052 (a)	1,900	1,159
Series 2020-B16, Class E, 2.50%, 2/15/2053 (a)	7,250	3,520
Series 2020-B21, Class E, 2.00%, 12/17/2053 (a)	2,500	1,043
Series 2019-B14, Class E, 2.50%, 12/15/2062 (a)	3,000	1,463
Series 2019-B15, Class E, 2.75%, 12/15/2072 (a)	9,150	4,418
BHMS Series 2018-ATLS, Class A, 6.36%, 7/15/2035 (a) (j)	2,000	1,943
BLP Commercial Mortgage Trust
Series 2023-IND, Class A, 6.75%, 3/15/2040 (a) (j)	2,945	2,926
Series 2023-IND, Class C, 7.75%, 3/15/2040 (a) (j)	1,800	1,778
BMD2 Re-Remic Trust
Series 2019-FRR1, Class 4A, PO, 5/25/2052 (a)	5,000	3,121
Series 2019-FRR1, Class 1A1, 7.64%, 5/25/2052 (a) (j)	3,449	3,444
Series 2019-FRR1, Class 1A5, 9.34%, 5/25/2052 (a) (j)	1,906	1,894
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 2B10, PO, 5/25/2052 (a)	22,815	19,733

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-FRR1, Class 3AB, PO, 5/25/2052 (a)	10,499	6,741
BX
Series 2021-MFM1, Class E, 7.42%, 1/15/2034 (a) (j)	2,939	2,821
Series 2021-MFM1, Class F, 8.17%, 1/15/2034 (a) (j)	1,808	1,713
BX Commercial Mortgage Trust
Series 2020-VIV4, Class X, IO, 0.70%, 11/10/2042 (a) (j)	211,200	8,294
Series 2020-VIV4, Class A, 2.84%, 3/9/2044 (a)	25,572	21,580
Series 2020-VIV2, Class C, 3.54%, 3/9/2044 (a) (j)	10,175	8,443
Series 2020-VIVA, Class D, 3.55%, 3/11/2044 (a) (j)	11,000	8,849
BX Trust
Series 2022-FOX2, Class A2, 5.81%, 4/15/2039 (a) (j)	6,448	6,170
Series 2022-PSB, Class E, 11.40%, 8/15/2039 (a) (j)	6,821	6,777
California Housing Finance Agency Series 2021-2, Class X, IO, 0.84%, 3/25/2035 (j)	63,676	3,317
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E, 2.50%, 11/15/2052 (a)	2,300	1,117
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	10,400	8,700
Series 2021-FRR1, Class CK45, 1.38%, 2/28/2025 (a) (j)	12,500	11,125
Series 2021-FRR1, Class CKW1, 0.00%, 1/29/2026 (a)	8,200	6,351
Series 2021-FRR1, Class BK54, 0.00%, 2/28/2026 (a)	20,000	16,204
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	6,700	5,254
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	2,500	1,903
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	6,970	4,188
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	8,000	5,283
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	14,000	8,237
Series 2021-FRR1, Class BK58, 2.47%, 9/29/2029 (a) (j)	11,000	9,333
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049 (j)	3,000	2,349
Series 2017-CD3, Class D, 3.25%, 2/10/2050 (a)	700	271
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (a)	1,550	1,038
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (a)	266	173
Series 2017-CD6, Class C, 4.23%, 11/13/2050 (j)	914	752
Series 2018-CD7, Class D, 3.09%, 8/15/2051 (a) (j)	1,629	956
Series 2019-CD8, Class XB, IO, 0.71%, 8/15/2057 (a) (j)	78,512	2,795
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	861
Series 2016-C6, Class C, 4.18%, 11/10/2049 (j)	800	654
Series 2016-C6, Class D, 4.18%, 11/10/2049 (a) (j)	1,900	1,291
CGMS Commercial Mortgage Trust
Series 2017-B1, Class D, 3.00%, 8/15/2050 (a)	4,359	2,676
Series 2017-B1, Class E, 3.30%, 8/15/2050 (a) (j)	809	308
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 5/10/2036 (a) (j)	4,500	4,455
Series 2012-GC8, Class D, 4.91%, 9/10/2045 (a) (j)	1,875	1,297
Series 2013-GC17, Class C, 5.11%, 11/10/2046 (j)	2,000	1,862
Series 2014-GC23, Class C, 4.43%, 7/10/2047 (j)	6,500	5,883
Series 2014-GC25, Class D, 3.55%, 10/10/2047 (a)	3,750	2,873
Series 2015-GC29, Class D, 3.11%, 4/10/2048 (a)	4,500	3,603
Series 2015-GC31, Class D, 4.04%, 6/10/2048 (j)	3,800	3,001

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-P1, Class D, 3.23%, 9/15/2048 (a)	2,285	1,776
Series 2016-P4, Class C, 3.94%, 7/10/2049 (j)	3,624	3,064
Series 2016-C2, Class D, 3.25%, 8/10/2049 (a) (j)	1,500	1,022
Series 2017-C4, Class D, 3.00%, 10/12/2050 (a)	5,453	3,418
Series 2019-GC43, Class E, 3.00%, 11/10/2052 (a)	9,287	4,194
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (a)	4,500	2,061
Series 2019-GC41, Class B, 3.20%, 8/10/2056	3,000	2,368
Series 2015-GC33, Class D, 3.17%, 9/10/2058	8,000	6,035
Series 2015-GC33, Class E, 4.57%, 9/10/2058 (a) (j)	4,330	2,710
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (j)	1,630	1,480
Series 2020-CBM, Class E, 3.63%, 2/10/2037 (a) (j)	2,670	2,392
Series 2020-CBM, Class F, 3.63%, 2/10/2037 (a) (j)	17,870	15,603
Series 2013-CR8, Class D, 3.84%, 6/10/2046 (a) (j)	750	694
Series 2013-CR13, Class E, 4.87%, 11/10/2046 (a) (j)	1,500	880
Series 2014-UBS2, Class D, 4.98%, 3/10/2047 (a) (j)	3,210	2,638
Series 2014-LC15, Class D, 5.00%, 4/10/2047 (a) (j)	3,500	3,208
Series 2014-CR19, Class E, 4.20%, 8/10/2047 (a) (j)	6,000	4,787
Series 2014-CR19, Class D, 4.70%, 8/10/2047 (a) (j)	2,500	2,119
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (a)	4,760	3,484
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (a)	20,708	17,000
Series 2014-CR21, Class D, 3.92%, 12/10/2047 (a) (j)	2,600	2,099
Series 2015-CR22, Class D, 4.07%, 3/10/2048 (a) (j)	4,174	3,270
Series 2015-CR23, Class D, 4.30%, 5/10/2048 (j)	1,490	1,146
Series 2015-LC21, Class E, 3.25%, 7/10/2048 (a)	3,000	1,960
Series 2015-LC21, Class D, 4.33%, 7/10/2048 (j)	4,200	3,386
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (j)	1,458	1,155
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (j)	1,000	755
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (a) (j)	2,072	1,601
Series 2015-LC23, Class D, 3.56%, 10/10/2048 (a) (j)	2,000	1,627
Series 2015-LC23, Class E, 3.56%, 10/10/2048 (a) (j)	3,500	2,656
Series 2016-CR28, Class E, 4.10%, 2/10/2049 (a) (j)	3,588	2,747
Series 2016-DC2, Class C, 4.66%, 2/10/2049 (j)	2,500	2,222
Series 2016-COR1, Class XB, IO, 0.43%, 10/10/2049 (a) (j)	27,554	345
Series 2016-COR1, Class C, 4.33%, 10/10/2049 (j)	1,000	859
Series 2013-CR11, Class D, 5.11%, 8/10/2050 (a) (j)	3,402	3,295
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (a) (j)	3,250	1,793
Series 2019-GC44, Class E, 2.50%, 8/15/2057 (a)	8,493	3,857
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.56%, 11/15/2048 (j)	3,298	2,451
Series 2016-C5, Class D, 3.64%, 11/15/2048 (a) (j)	2,750	1,998
Series 2018-CX11, Class C, 4.83%, 4/15/2051 (j)	6,734	5,694
Series 2019-C16, Class C, 4.24%, 6/15/2052 (j)	5,500	4,219
Series 2019-C17, Class D, 2.50%, 9/15/2052 (a)	5,500	2,977
Series 2019-C18, Class XB, IO, 0.18%, 12/15/2052 (j)	61,932	582
Series 2019-C18, Class XA, IO, 1.05%, 12/15/2052 (j)	51,348	2,246
Series 2021-C20, Class E, 2.25%, 3/15/2054 (a)	5,659	2,400
Series 2015-C2, Class B, 4.21%, 6/15/2057 (j)	9,468	8,558

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	12,636	9,097
DBGS Mortgage Trust Series 2018-C1, Class D, 2.88%, 10/15/2051 (a) (j)	1,000	528
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.47%, 8/10/2049 (a) (j)	2,950	1,982
Series 2016-C3, Class E, 4.22%, 8/10/2049 (a) (j)	1,250	764
Series 2017-C6, Class D, 3.18%, 6/10/2050 (a) (j)	1,800	1,182
FHLMC Series K-153, Class X1, IO, 0.44%, 12/25/2032 (j)	22,000	815
FHLMC Multiclass Certificates
Series 2020-RR11, Class BX, IO, 2.44%, 12/27/2028 (j)	15,068	1,237
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	3,573
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033 (j)	20,000	2,298
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (j)	31,381	4,982
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034 (j)	40,000	3,166
Series 2021-P011, Class X1, IO, 1.79%, 9/25/2045 (j)	10,193	1,259
FHLMC, Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.49%, 2/25/2040 (a) (j)	56,368	6,974
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class M2, 8.32%, 7/25/2041 (a) (j)	14,070	12,034
Series 2021-MN2 B1, Class B1, 10.47%, 7/25/2041 (a) (j)	2,000	1,626
Series 2021-MN1, Class M1, 6.97%, 1/25/2051 (a) (j)	769	735
Series 2021-M2, Class M2, 8.72%, 1/25/2051 (a) (j)	14,640	13,183
Series 2021-MN1, Class B1, 12.72%, 1/25/2051 (a) (j)	2,100	1,991
Series 2021-MN3, Class B1, 11.82%, 11/25/2051 (a) (j)	3,500	3,063
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.26%, 7/25/2023 (j)	2,930	—
Series K729, Class X1, IO, 0.34%, 10/25/2024 (j)	16,376	56
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (j)	94,476	841
Series K731, Class X3, IO, 2.11%, 5/25/2025 (j)	11,529	443
Series K733, Class X3, IO, 2.19%, 1/25/2026 (j)	17,500	771
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (j)	37,123	535
Series K734, Class X3, IO, 2.17%, 7/25/2026 (j)	30,250	1,653
Series K737, Class X1, IO, 0.64%, 10/25/2026 (j)	145,546	2,419
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (j)	47,400	1,092
Series K064, Class X3, IO, 2.14%, 5/25/2027 (j)	18,830	1,283
Series KC05, Class X1, IO, 1.21%, 6/25/2027 (j)	103,481	2,903
Series K740, Class X1, IO, 0.75%, 9/25/2027 (j)	14,809	389
Series K741, Class X1, IO, 0.57%, 12/25/2027 (j)	52,266	1,110
Series K742, Class X1, IO, 0.78%, 3/25/2028 (j)	28,961	738
Series K742, Class X3, IO, 2.60%, 4/25/2028 (j)	16,000	1,611
Series K075, Class X3, IO, 2.13%, 5/25/2028 (j)	5,471	459
Series K080, Class X1, IO, 0.12%, 7/25/2028 (j)	83,731	600
Series K086, Class X1, IO, 0.24%, 11/25/2028 (j)	30,985	381
Series K084, Class X3, IO, 2.24%, 11/25/2028 (j)	19,450	1,962
Series K096, Class X3, IO, 2.04%, 7/25/2029 (j)	48,669	4,724
Series K100, Class X1, IO, 0.65%, 9/25/2029 (j)	450,364	15,299
Series K101, Class X3, IO, 1.89%, 10/25/2029 (j)	101,000	9,581
Series K090, Class X3, IO, 2.31%, 10/25/2029 (j)	152,080	16,563
Series K109, Class X1, IO, 1.58%, 4/25/2030 (j)	17,875	1,509
Series K121, Class XAM, IO, 1.19%, 11/25/2030 (j)	21,236	1,541

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K124, Class XAM, IO, 0.94%, 1/25/2031 (j)	17,689	1,041
Series K129, Class XAM, IO, 1.22%, 5/25/2031 (j)	23,800	1,869
Series K129, Class X3, IO, 3.16%, 5/25/2031 (j)	34,500	6,434
Series K131, Class X3, IO, 2.95%, 9/25/2031 (j)	19,369	3,430
Series K157, Class X3, IO, 3.22%, 9/25/2033 (j)	7,070	1,587
Series K159, Class X1, IO, 0.11%, 11/25/2033 (j)	56,190	625
Series KX04, Class XFX, IO, 1.70%, 1/25/2034 (j)	77,869	5,087
Series K-1511, Class X3, IO, 3.42%, 4/25/2034 (j)	10,261	2,537
Series K723, Class X3, IO, 3.78%, 10/25/2034 (j)	6,842	42
Series K-1515, Class X1, IO, 1.51%, 2/25/2035 (j)	19,884	2,320
Series K153, Class X3, IO, 3.78%, 4/25/2035 (j)	9,945	2,292
Series Q012, Class X, IO, 4.09%, 9/25/2035 (j)	32,205	6,120
Series K-1518, Class X1, IO, 0.87%, 10/25/2035 (j)	40,926	2,881
Series K155, Class X3, IO, 3.12%, 5/25/2036 (j)	5,560	1,206
Series K-1521, Class X1, IO, 0.98%, 8/25/2036 (j)	17,962	1,534
Series K-1510, Class X3, IO, 3.40%, 1/25/2037 (j)	27,488	6,570
Series K-1517, Class X3, IO, 3.28%, 8/25/2038 (j)	15,750	3,807
Series K-1518, Class X3, IO, 2.91%, 10/25/2038 (j)	26,265	6,104
Series K-1516, Class X3, IO, 3.46%, 10/25/2038 (j)	22,000	5,750
Series K-1519, Class X3, IO, 2.80%, 12/25/2038 (j)	17,700	3,996
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (j)	19,000	4,733
Series K-1521, Class X3, IO, 3.35%, 9/25/2039 (j)	10,834	3,045
Series K036, Class X3, IO, 2.12%, 12/25/2041 (j)	3,253	26
Series K041, Class X3, IO, 1.64%, 11/25/2042 (j)	4,580	84
Series K054, Class X3, IO, 1.60%, 4/25/2043 (j)	2,745	108
Series K047, Class X3, IO, 1.49%, 6/25/2043 (j)	3,400	91
Series K050, Class X3, IO, 1.55%, 10/25/2043 (j)	5,232	153
Series K051, Class X3, IO, 1.61%, 10/25/2043 (j)	4,995	174
Series K052, Class X3, IO, 1.62%, 1/25/2044 (j)	2,915	99
Series K726, Class X3, IO, 2.15%, 7/25/2044 (j)	29,095	514
Series K067, Class X3, IO, 2.11%, 9/25/2044 (j)	8,580	624
Series K727, Class X3, IO, 2.01%, 10/25/2044 (j)	15,000	319
Series K068, Class X3, IO, 2.06%, 10/25/2044 (j)	19,730	1,490
Series K059, Class X3, IO, 1.92%, 11/25/2044 (j)	8,000	438
Series K724, Class X3, IO, 1.87%, 12/25/2044 (j)	4,930	42
Series K070, Class X3, IO, 2.04%, 12/25/2044 (j)	42,245	3,165
Series K730, Class X3, IO, 2.03%, 2/25/2045 (j)	47,270	1,317
Series K065, Class X3, IO, 2.18%, 7/25/2045 (j)	13,305	992
Series K728, Class X3, IO, 1.96%, 11/25/2045 (j)	5,013	129
Series K072, Class X3, IO, 2.14%, 12/25/2045 (j)	20,640	1,651
Series K089, Class X3, IO, 2.30%, 1/25/2046 (j)	132,506	13,594
Series K087, Class X3, IO, 2.32%, 1/25/2046 (j)	89,384	9,114
Series K091, Class X3, IO, 2.28%, 4/25/2046 (j)	81,933	8,913
Series K078, Class X3, IO, 2.21%, 6/25/2046 (j)	2,680	244
Series K079, Class X3, IO, 2.26%, 7/25/2046 (j)	9,000	841
Series K097, Class X3, IO, 2.02%, 9/25/2046 (j)	93,876	9,233
Series K081, Class X3, IO, 2.24%, 9/25/2046 (j)	29,425	2,829
Series K082, Class X3, IO, 2.21%, 10/25/2046 (j)	27,200	2,622

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K083, Class X3, IO, 2.29%, 11/25/2046 (j)	15,000	1,489
Series K103, Class X3, IO, 1.85%, 12/25/2046 (j)	80,100	7,477
Series K102, Class X3, IO, 1.89%, 12/25/2046 (j)	69,791	6,530
Series K104, Class X3, IO, 1.90%, 2/25/2047 (j)	45,985	4,310
Series K088, Class X3, IO, 2.35%, 2/25/2047 (j)	94,987	10,227
Series K735, Class X3, IO, 2.15%, 5/25/2047 (j)	40,000	2,135
Series K093, Class X3, IO, 2.21%, 5/25/2047 (j)	136,527	14,239
Series K092, Class X3, IO, 2.25%, 5/25/2047 (j)	91,000	9,687
Series K094, Class X3, IO, 2.12%, 7/25/2047 (j)	35,331	3,627
Series K095, Class X3, IO, 2.10%, 8/25/2047 (j)	91,253	9,229
Series K736, Class X3, IO, 2.01%, 9/25/2047 (j)	89,230	4,702
Series K116, Class X3, IO, 3.02%, 9/25/2047 (j)	23,000	3,775
Series K099, Class X3, IO, 1.95%, 10/25/2047 (j)	49,100	4,623
Series K098, Class X3, IO, 2.00%, 10/25/2047 (j)	145,702	14,010
Series K740, Class X3, IO, 2.48%, 11/25/2047 (j)	21,423	1,898
Series K737, Class X3, IO, 1.77%, 1/25/2048 (j)	74,853	4,059
Series K105, Class X3, IO, 1.92%, 3/25/2048 (j)	118,746	12,263
Series K106, Class X3, IO, 1.92%, 3/25/2048 (j)	100,622	9,904
Series K111, Class X3, IO, 3.18%, 4/25/2048 (j)	52,234	8,869
Series K108, Class X3, IO, 3.49%, 4/25/2048 (j)	63,492	11,438
Series K738, Class X3, IO, 3.31%, 5/25/2048 (j)	71,537	7,316
Series K109, Class X3, IO, 3.39%, 5/25/2048 (j)	17,170	3,038
Series K110, Class X3, IO, 3.40%, 6/25/2048 (j)	28,200	5,031
Series K112, Class X3, IO, 3.00%, 7/25/2048 (j)	47,630	7,706
Series K114, Class X3, IO, 2.74%, 8/25/2048 (j)	10,750	1,564
Series K130, Class X3, IO, 3.10%, 8/25/2048 (j)	7,934	1,474
Series K117, Class X3, IO, 2.87%, 10/25/2048 (j)	36,500	5,755
Series K120, Class X3, IO, 2.74%, 11/25/2048 (j)	38,372	5,712
Series K121, Class X3, IO, 2.77%, 11/25/2048 (j)	52,192	8,036
Series K739, Class X3, IO, 2.81%, 11/25/2048 (j)	39,675	3,888
Series K122, Class X3, IO, 2.63%, 1/25/2049 (j)	36,631	5,284
Series K743, Class X3, IO, 2.95%, 6/25/2049 (j)	5,000	589
Series Q014, Class X, IO, 2.79%, 10/25/2055 (j)	5,474	1,001
FIVE Mortgage Trust Series 2023-V1, Class XA, IO, 0.83%, 2/10/2056 (j)	57,182	1,893
FNMA ACES
Series 2015-M1, Class X2, IO, 0.50%, 9/25/2024 (j)	19,242	91
Series 2016-M12, Class X2, IO, 0.03%, 9/25/2026 (j)	66,853	33
Series 2019-M28, Class XAV3, IO, 1.14%, 2/25/2027 (j)	30,179	742
Series 2017-M8, Class X, IO, 0.10%, 5/25/2027 (j)	45,001	153
Series 2020-M10, Class X7, IO, 1.71%, 11/25/2027 (j)	37,730	2,069
Series 2020-M26, Class X3, IO, 1.71%, 1/25/2028 (j)	21,484	1,065
Series 2020-M4, Class 1X2, IO, 0.74%, 2/25/2028 (j)	14,240	410
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028 (j)	78,079	3,017
Series 2020-M33, Class X, IO, 1.90%, 6/25/2028 (j)	29,387	1,714
Series 2019-M30, Class X4, IO, 0.95%, 8/25/2028 (j)	40,323	784
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028 (j)	18,153	943
Series 2019-M31, Class X, IO, 1.30%, 9/25/2028 (j)	30,906	1,586
Series 2019-M30, Class X1, IO, 0.28%, 11/25/2028 (j)	87,993	946

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M10, Class X3, IO, 1.29%, 11/25/2028 (j)	61,996	2,980
Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028 (j)	54,503	2,837
Series 2019-M12, Class X, IO, 0.57%, 6/25/2029 (j)	143,074	3,518
Series 2019-M19, Class X2, IO, 0.63%, 9/25/2029 (j)	86,475	2,716
Series 2019-M32, Class X2, IO, 1.10%, 10/25/2029 (j)	28,435	1,517
Series 2019-M30, Class X2, IO, 0.03%, 12/25/2029 (j)	100,889	330
Series 2020-M3, Class X1, IO, 0.35%, 2/25/2030 (j)	17,349	323
Series 2019-M28, Class XA2, IO, 0.54%, 2/25/2030 (j)	23,545	622
Series 2019-M28, Class XA3, IO, 0.93%, 2/25/2030 (j)	42,050	1,820
Series 2020-M6, Class XD, IO, 1.05%, 2/25/2030 (j)	7,110	212
Series 2020-M19, Class X1, IO, 0.43%, 5/25/2030 (j)	29,486	648
Series 2020-M7, Class X, IO, 1.04%, 7/25/2030 (j)	31,768	1,548
Series 2020-M10, Class X1, IO, 1.78%, 12/25/2030 (j)	105,419	8,664
Series 2021-M16, Class X, IO, 0.69%, 1/1/2031 (j)	117,578	3,051
Series 2019-M21, Class X2, IO, 1.30%, 2/25/2031 (j)	70,526	4,975
Series 2020-M22, Class X, IO, 0.90%, 3/25/2031 (j)	76,049	3,259
Series 2020-M39, Class X2, IO, 1.55%, 8/25/2031 (j)	41,963	2,665
Series 2022-M2, Class X2, IO, 0.21%, 1/25/2032 (j)	66,116	953
Series 2020-M21, Class XA, IO, 1.03%, 3/25/2032 (j)	68,598	4,476
Series 2020-M26, Class X1, IO, 0.50%, 4/25/2032 (j)	21,372	576
Series 2020-M37, Class X, IO, 1.03%, 4/25/2032 (j)	91,917	4,733
Series 2023-M1, Class 1A, 3.43%, 4/25/2032 (j)	21,245	19,910
Series 2020-M47, Class X1, IO, 0.66%, 10/25/2032 (j)	62,920	1,621
Series 2020-M31, Class X1, IO, 0.86%, 10/25/2032 (j)	93,821	2,593
Series 2019-M30, Class X5, IO, 0.35%, 5/25/2033 (j)	121,766	2,293
Series 2019-M31, Class X1, IO, 1.06%, 4/25/2034 (j)	39,843	2,827
Series 2018-M15, Class X, IO, 0.68%, 1/25/2036 (j)	8,037	280
Series 2020-M6, Class XL, IO, 1.08%, 11/25/2049 (j)	31,994	1,115
FREMF Mortgage Trust
Series 2017-KF29, Class B, 8.61%, 2/25/2024 (a) (j)	110	109
Series 2017-KF36, Class B, 7.71%, 8/25/2024 (a) (j)	3,214	3,136
Series 2017-KF35, Class B, 7.81%, 8/25/2024 (a) (j)	128	125
Series 2017-KF38, Class B, 7.56%, 9/25/2024 (a) (j)	172	165
Series 2017-KF41, Class B, 7.56%, 11/25/2024 (a) (j)	125	122
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025 (a) (j)	7,208	7,191
Series 2018-KF49, Class B, 6.96%, 6/25/2025 (a) (j)	222	212
Series 2018-KC02, Class B, 4.10%, 7/25/2025 (a) (j)	2,520	2,359
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (j)	15,000	13,761
Series 2018-KF51, Class C, 11.06%, 8/25/2025 (a) (j)	5,605	5,233
Series 2017-KL1P, Class BP, 3.37%, 10/25/2025 (a) (j)	11,000	10,505
Series 2019-KL4F, Class BAS, 4.29%, 10/25/2025 (a) (j)	7,998	7,445
Series 2018-KF53, Class B, 7.11%, 10/25/2025 (j)	492	475
Series 2018-KSL1, Class C, 3.86%, 11/25/2025 (a) (j)	15,000	13,434
Series 2018-KBX1, Class C, 3.58%, 1/25/2026 (a) (j)	7,500	6,153
Series 2019-KC03, Class B, 4.38%, 1/25/2026 (a) (j)	7,000	6,599
Series 2019-KF58, Class B, 7.21%, 1/25/2026 (a) (j)	338	315
Series 2019-KF60, Class B, 7.41%, 2/25/2026 (a) (j)	713	687
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (j)	7,609	6,860

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2016-KF24, Class B, 10.06%, 10/25/2026 (a) (j)	66	62
Series 2019-KF72, Class B, 7.16%, 11/25/2026 (a) (j)	2,706	2,516
Series 2020-KF74, Class B, 7.21%, 1/25/2027 (a) (j)	949	913
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (a) (j)	9,625	8,240
Series 2017-KF33, Class B, 7.61%, 6/25/2027 (a) (j)	3,885	3,569
Series 2017-KF40, Class B, 7.76%, 11/25/2027 (a) (j)	124	118
Series 2018-KHG1, Class C, 3.82%, 12/25/2027 (a) (j)	26,000	22,955
Series 2018-KW06, Class C, 0.00%, 6/25/2028 (a)	12,000	8,186
Series 2018-KW06, Class X2A, IO, 0.10%, 6/25/2028 (a)	139,696	434
Series 2018-KW06, Class X2B, IO, 0.10%, 6/25/2028 (a)	16,000	65
Series 2018-KW06, Class B, 4.23%, 6/25/2028 (a) (j)	6,326	5,859
Series 21K-F116, Class CS, 11.22%, 6/25/2028 (a) (j)	37,117	36,865
Series 2018-KF50, Class B, 6.96%, 7/25/2028 (a) (j)	145	128
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (j)	11,071	9,248
Series 2018-KSW4, Class C, 10.06%, 10/25/2028 (j)	3,676	3,276
Series 2018-KF56, Class B, 7.51%, 11/25/2028 (a) (j)	395	357
Series 2019-KW08, Class B, 4.24%, 1/25/2029 (a) (j)	16,320	15,058
Series 2019-KF57, Class B, 7.31%, 1/25/2029 (a) (j)	1,094	1,011
Series 2019-KBF3, Class C, 9.81%, 1/25/2029 (a) (j)	9,049	8,371
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029 (a) (j)	3,600	3,168
Series 2019-KL05, Class CHG, 4.37%, 2/25/2029 (a)	10,000	8,654
Series 2019-KF59, Class B, 7.41%, 2/25/2029 (a) (j)	1,595	1,477
Series 2019-KG01, Class B, 4.17%, 4/25/2029 (a) (j)	3,000	2,560
Series 2019-KF61, Class B, 7.26%, 4/25/2029 (a) (j)	2,304	2,057
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (a)	257,738	1,016
Series 2019-KW09, Class B, 4.01%, 5/25/2029 (a) (j)	15,670	13,958
Series 2019-KF63, Class B, 7.41%, 5/25/2029 (a) (j)	4,370	3,780
Series 2019-KW09, Class C, PO, 6/25/2029 (a)	22,210	13,060
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (a)	20,000	90
Series 2019-KC05, Class B, 4.16%, 7/25/2029 (a) (j)	16,737	14,300
Series 2019-KF65, Class B, 7.46%, 7/25/2029 (a) (j)	3,777	3,336
Series 2019-KF66, Class B, 7.46%, 7/25/2029 (a) (j)	2,585	2,422
Series 2019-KF67, Class B, 7.31%, 8/25/2029 (a) (j)	3,249	2,985
Series 2019-KF70, Class B, 7.36%, 9/25/2029 (a) (j)	923	871
Series 2019-KF71, Class B, 7.36%, 10/25/2029 (a) (j)	3,725	3,425
Series 2019-KF73, Class B, 7.51%, 11/25/2029 (a) (j)	8,941	8,445
Series 2020-KF75, Class B, 7.31%, 12/25/2029 (a) (j)	2,263	2,069
Series 2020-KF76, Class B, 7.81%, 1/25/2030 (a) (j)	1,775	1,661
Series 2018-KW07, Class C, PO, 10/25/2031 (a)	12,089	6,864
Series 2018-KW07, Class X2A, IO, 0.10%, 10/25/2031 (a)	148,789	477
Series 2018-KW07, Class X2B, IO, 0.10%, 10/25/2031 (a)	16,500	70
Series 2018-KW07, Class B, 4.08%, 10/25/2031 (a) (j)	1,000	835
Series 2017-K153, Class B, PO, 4/25/2032 (a)	8,000	3,508
Series 2023-KF149, Class CS, 10.97%, 12/25/2032 (a) (j)	9,499	9,725
Series 2018-K158, Class B, 4.27%, 10/25/2033 (a) (j)	1,750	1,536
Series 19K-1513, Class X2A, IO, 0.10%, 8/25/2034 (a)	289,439	2,036
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036 (a)	148,804	971
Series 2016-K53, Class B, 4.02%, 3/25/2049 (a) (j)	69	66

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-K61, Class C, 3.69%, 12/25/2049 (a) (j)	1,000	934
Series 2017-K70, Class C, 3.81%, 12/25/2049 (a) (j)	3,000	2,765
Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (j)	250	242
Series 2017-K728, Class C, 3.65%, 11/25/2050 (a) (j)	105	101
Series 2019-K734, Class C, 4.05%, 2/25/2051 (a) (j)	4,150	3,946
Series 2018-K75, Class D, PO, 4/25/2051 (a)	30,000	18,891
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051 (a)	484,056	1,604
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051 (a)	114,000	416
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (j)	3,750	3,481
FRR Re-REMIC Trust
Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	9,400	7,874
Series 2018-C1, Class BK43, 2.77%, 2/27/2048 (a) (j)	12,434	11,419
Series 2018-C1, Class A725, 2.49%, 2/27/2050 (a) (j)	1,000	954
Series 2018-C1, Class B725, 2.83%, 2/27/2050 (a) (j)	2,225	2,100
GNMA
Series 2012-88, Class DI, IO, 0.50%, 8/16/2046 (j)	7,633	53
Series 2013-72, IO, 0.57%, 11/16/2047 (j)	34,498	439
Series 2014-9, IO, 0.32%, 2/16/2048 (j)	9,861	71
Series 2014-172, IO, 0.43%, 1/16/2049 (j)	18,307	237
Series 2015-48, IO, 0.91%, 2/16/2050 (j)	329	7
Series 2013-15, IO, 0.56%, 8/16/2051 (j)	4,735	80
Series 2013-80, IO, 0.73%, 3/16/2052 (j)	5,968	82
Series 2013-35, IO, 0.32%, 1/16/2053 (j)	6,442	45
Series 2012-125, IO, 0.17%, 2/16/2053 (j)	15,148	68
Series 2013-7, IO, 0.30%, 5/16/2053 (j)	50,640	413
Series 2012-89, IO, 0.14%, 12/16/2053 (j)	8,412	6
Series 2012-115, IO, 0.38%, 4/16/2054 (j)	26,813	248
Series 2014-124, Class IE, IO, 0.35%, 5/16/2054 (j)	8,246	84
Series 2013-48, IO, 0.38%, 7/16/2054 (j)	3,623	38
Series 2014-130, Class IB, IO, 0.22%, 8/16/2054 (j)	696	5
Series 2014-186, IO, 0.37%, 8/16/2054 (j)	1,348	13
Series 2013-194, IO, 0.38%, 9/16/2054 (j)	5,602	46
Series 2015-104, IO, 0.10%, 5/16/2055 (j)	7,625	55
Series 2013-178, IO, 0.00%, 6/16/2055 (j)	11,360	19
Series 2016-102, IO, 0.52%, 10/16/2055 (j)	8,225	175
Series 2015-59, IO, 0.87%, 6/16/2056 (j)	6,648	179
Series 2016-97, IO, 0.96%, 7/16/2056 (j)	15,738	656
Series 2016-137, IO, 0.52%, 10/16/2056 (j)	7,024	190
Series 2016-143, IO, 0.86%, 10/16/2056	15,908	627
Series 2017-53, IO, 0.53%, 11/16/2056 (j)	18,896	608
Series 2017-76, IO, 0.79%, 12/16/2056 (j)	6,927	282
Series 2014-110, IO, 0.18%, 1/16/2057 (j)	6,389	54
Series 2014-89, IO, 0.31%, 1/16/2057 (j)	10,333	124
Series 2016-177, IO, 0.50%, 1/16/2057 (j)	21,691	538
Series 2015-114, IO, 0.37%, 3/15/2057 (j)	49,842	722
Series 2015-172, IO, 0.61%, 3/16/2057 (j)	6,760	141
Series 2017-72, IO, 0.64%, 4/16/2057 (j)	35,236	1,312
Series 2016-13, IO, 0.76%, 4/16/2057 (j)	8,471	252

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-188, IO, 0.30%, 7/16/2057 (j)	23,303	288
Series 2015-115, IO, 0.48%, 7/16/2057 (j)	2,631	53
Series 2016-36, IO, 0.68%, 8/16/2057 (j)	4,139	110
Series 2017-146, IO, 0.49%, 9/16/2057 (j)	19,078	554
Series 2017-151, IO, 0.75%, 9/16/2057 (j)	10,244	389
Series 2017-173, IO, 0.75%, 9/16/2057 (j)	7,940	327
Series 2016-105, IO, 0.68%, 10/16/2057 (j)	7,504	229
Series 2017-64, IO, 0.74%, 11/16/2057 (j)	28,153	1,198
Series 2016-157, IO, 0.89%, 11/16/2057 (j)	18,222	763
Series 2016-56, IO, 1.00%, 11/16/2057 (j)	15,435	627
Series 2016-133, IO, 0.74%, 12/16/2057 (j)	24,627	701
Series 2016-96, IO, 0.77%, 12/16/2057 (j)	23,651	798
Series 2016-94, IO, 0.82%, 12/16/2057 (j)	1,858	57
Series 2016-35, IO, 0.73%, 3/16/2058 (j)	8,755	289
Series 2016-130, IO, 0.77%, 3/16/2058 (j)	22,309	700
Series 2016-92, IO, 0.59%, 4/16/2058 (j)	392	11
Series 2016-119, IO, 0.75%, 4/16/2058 (j)	62,522	1,705
Series 2016-151, IO, 0.81%, 6/16/2058 (j)	45,933	1,638
Series 2017-41, IO, 0.59%, 7/16/2058 (j)	5,902	161
Series 2016-87, IO, 0.66%, 8/16/2058 (j)	17,187	458
Series 2017-16, IO, 0.38%, 9/16/2058 (j)	14,585	312
Series 2017-3, IO, 0.55%, 9/16/2058 (j)	20,454	534
Series 2016-175, IO, 0.69%, 9/16/2058 (j)	15,390	504
Series 2017-81, IO, 0.66%, 12/16/2058 (j)	4,876	169
Series 2017-54, IO, 0.68%, 12/16/2058 (j)	5,314	193
Series 2017-70, IO, 0.39%, 2/16/2059 (j)	4,465	132
Series 2018-45, IO, 0.54%, 3/16/2059 (j)	14,049	496
Series 2017-105, IO, 0.52%, 5/16/2059 (j)	15,385	538
Series 2017-23, IO, 0.61%, 5/16/2059 (j)	11,161	371
Series 2017-35, IO, 0.64%, 5/16/2059 (j)	7,923	288
Series 2017-51, IO, 0.65%, 5/16/2059 (j)	5,053	176
Series 2017-86, IO, 0.69%, 5/16/2059 (j)	3,439	126
Series 2017-148, IO, 0.55%, 7/16/2059 (j)	13,731	450
Series 2017-69, IO, 0.69%, 7/16/2059 (j)	5,051	186
Series 2017-126, IO, 0.59%, 8/16/2059 (j)	21,292	707
Series 2017-171, IO, 0.65%, 9/16/2059 (j)	2,247	84
Series 2018-57, IO, 0.41%, 10/16/2059 (j)	60,060	1,951
Series 2018-4, IO, 0.57%, 10/16/2059 (j)	4,231	150
Series 2017-157, IO, 0.50%, 12/16/2059 (j)	10,611	330
Series 2018-9, IO, 0.44%, 1/16/2060 (j)	88,494	2,667
Series 2019-135, IO, 0.75%, 2/16/2060 (j)	17,400	804
Series 2019-67, IO, 0.84%, 2/16/2060 (j)	10,081	514
Series 2018-106, IO, 0.64%, 4/16/2060 (j)	6,815	319
Series 2018-119, IO, 0.67%, 5/16/2060 (j)	7,945	419
Series 2018-85, IO, 0.55%, 7/16/2060 (j)	8,999	359
Series 2018-98, IO, 0.45%, 8/16/2060 (j)	37,274	1,215
Series 2019-9, IO, 0.88%, 8/16/2060 (j)	12,599	634
Series 2020-184, IO, 0.91%, 11/16/2060 (j)	9,457	593

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2019-114, IO, 1.08%, 2/16/2061 (j)	30,959	1,931
Series 2021-82, Class TA, IF, IO, 0.00%, 4/16/2061 (j)	69,812	4,931
Series 2019-32, IO, 0.60%, 5/16/2061 (j)	51,459	2,356
Series 2021-95, Class TA, IF, IO, 0.00%, 6/1/2061 (j)	54,547	3,943
Series 2021-123, Class SA, IF, IO, 0.00%, 6/16/2061 (j)	46,953	3,170
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (j)	4,533	236
Series 2021-147, IO, 0.99%, 6/16/2061 (j)	31,243	2,228
Series 2019-155, IO, 0.53%, 7/16/2061 (j)	106,240	4,480
Series 2021-153, Class SA, IF, IO, 0.00%, 8/16/2061 (j)	53,282	3,883
Series 2021-178, Class SA, IF, IO, 0.00%, 10/16/2061 (j)	77,389	5,872
Series 2021-218, IO, 0.96%, 10/16/2061 (j)	15,813	1,144
Series 2020-28, IO, 0.82%, 11/16/2061 (j)	18,058	1,030
Series 2020-56, IO, 0.97%, 11/16/2061 (j)	47,965	2,808
Series 2020-124, IO, 0.99%, 12/16/2061 (j)	8,924	624
Series 2019-130, IO, 0.68%, 1/16/2062 (j)	8,843	450
Series 2019-144, IO, 0.79%, 1/16/2062 (j)	14,295	829
Series 2020-40, IO, 0.88%, 1/16/2062 (j)	40,994	2,360
Series 2020-14, IO, 0.59%, 2/16/2062 (j)	93,724	4,289
Series 2020-2, IO, 0.59%, 3/16/2062 (j)	51,385	2,208
Series 2020-27, IO, 0.69%, 3/16/2062 (j)	26,272	1,278
Series 2020-143, Class IB, IO, 0.87%, 3/16/2062 (j)	49,251	2,911
Series 2020-94, IO, 0.97%, 3/16/2062 (j)	68,264	4,227
Series 2020-110, IO, 0.98%, 3/16/2062 (j)	26,487	1,628
Series 2020-143, IO, 1.12%, 3/16/2062 (j)	25,074	1,757
Series 2020-73, IO, 1.25%, 3/16/2062 (j)	28,242	2,033
Series 2020-10, IO, 0.58%, 4/16/2062 (j)	34,625	1,535
Series 2020-23, IO, 0.66%, 4/16/2062 (j)	97,067	4,847
Series 2020-70, IO, 0.76%, 4/16/2062 (j)	49,436	2,631
Series 2020-38, IO, 0.82%, 4/16/2062 (j)	109,407	6,082
Series 2020-54, IO, 0.92%, 4/16/2062 (j)	166,355	9,960
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (j)	52,026	3,991
Series 2020-120, IO, 0.76%, 5/16/2062 (j)	8,582	496
Series 2020-91, Class IU, IO, 0.99%, 5/16/2062 (j)	138,246	8,672
Series 2020-72, IO, 1.03%, 5/16/2062 (j)	111,073	7,350
Series 2020-50, IO, 0.49%, 6/16/2062 (j)	46,392	2,079
Series 2020-106, Class IC, IO, 0.84%, 6/16/2062 (j)	139,761	8,073
Series 2020-108, IO, 0.85%, 6/16/2062 (j)	34,329	2,015
Series 2020-118, IO, 0.88%, 6/16/2062 (j)	59,594	3,650
Series 2020-147, IO, 0.91%, 6/16/2062 (j)	174,425	11,285
Series 2020-169, IO, 0.85%, 7/16/2062 (j)	366,028	22,389
Series 2020-136, IO, 1.01%, 8/16/2062 (j)	55,148	3,785
Series 2020-161, IO, 1.05%, 8/16/2062 (j)	21,142	1,486
Series 2020-111, IO, 0.88%, 9/15/2062 (j)	17,277	1,019
Series 2020-158, IO, 0.77%, 9/16/2062 (j)	55,815	3,154
Series 2021-88, IO, 0.79%, 9/16/2062 (j)	279,112	16,828
Series 2020-114, IO, 0.80%, 9/16/2062 (j)	77,048	4,877
Series 2021-3, IO, 0.87%, 9/16/2062 (j)	205,104	13,102
Series 2020-192, IO, 0.95%, 9/16/2062 (j)	64,059	4,204

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-172, IO, 1.15%, 9/16/2062 (j)	41,326	3,106
Series 2021-33, IO, 0.84%, 10/16/2062 (j)	185,216	11,668
Series 2021-102, IO, 0.85%, 10/16/2062 (j)	26,766	1,625
Series 2021-71, IO, 0.87%, 10/16/2062 (j)	171,121	10,937
Series 2020-128, IO, 0.91%, 10/16/2062 (j)	58,114	3,768
Series 2020-159, IO, 1.00%, 10/16/2062 (j)	28,571	1,951
Series 2020-190, IO, 1.05%, 11/16/2062 (j)	59,263	4,359
Series 2021-48, Class HT, IF, IO, 0.00%, 12/16/2062 (j)	86,622	5,385
Series 2021-80, IO, 0.90%, 12/16/2062 (j)	64,483	4,537
Series 2020-150, IO, 0.96%, 12/16/2062 (j)	85,449	5,679
Series 2021-11, Class IX, IO, 1.16%, 12/16/2062 (j)	18,497	1,459
Series 2021-62, Class SA, IF, IO, 0.00%, 2/16/2063 (j)	42,970	2,699
Series 2021-40, IO, 0.82%, 2/16/2063 (j)	49,984	3,158
Series 2021-120, IO, 0.99%, 2/16/2063 (j)	54,194	3,992
Series 2020-145, IO, 0.73%, 3/16/2063 (j)	35,551	1,927
Series 2021-101, IO, 0.68%, 4/16/2063 (j)	86,737	4,794
Series 2021-106, IO, 0.86%, 4/16/2063 (j)	171,714	11,575
Series 2021-151, IO, 0.92%, 4/16/2063 (j)	106,251	7,345
Series 2021-168, IO, 0.80%, 5/16/2063 (j)	145,131	9,064
Series 2021-22, IO, 0.98%, 5/16/2063 (j)	54,661	3,731
Series 2021-10, IO, 0.99%, 5/16/2063 (j)	25,864	1,844
Series 2021-170, IO, 0.99%, 5/16/2063 (j)	15,132	1,096
Series 2021-141, Class SA, IF, IO, 0.00%, 6/16/2063 (j)	47,783	3,293
Series 2021-133, IO, 0.88%, 7/16/2063 (j)	89,213	5,890
Series 2021-181, IO, 0.97%, 7/16/2063 (j)	211,282	15,118
Series 2021-61, IO, 1.03%, 8/16/2063 (j)	42,654	3,008
Series 2021-112, IO, 0.95%, 10/16/2063 (j)	18,182	1,284
Series 2021-148, IO, 1.06%, 10/16/2063 (j)	66,886	5,196
Series 2021-110, IO, 0.87%, 11/16/2063 (j)	2,856	188
Series 2021-180, IO, 0.90%, 11/16/2063 (j)	20,241	1,422
Series 2021-150, IO, 1.03%, 11/16/2063 (j)	28,524	2,129
Series 2021-185, IO, 1.10%, 11/16/2063 (j)	38,851	3,115
Series 2021-167, IO, 0.87%, 12/16/2063 (j)	64,958	4,574
Series 2022-7, Class SA, IF, IO, 0.00%, 2/16/2064 (j)	52,211	4,049
Series 2021-224, IO, 0.78%, 4/16/2064 (j)	82,191	5,425
Series 2022-134, IO, 0.51%, 6/16/2064 (j)	29,680	1,439
Series 2022-52, IO, 0.77%, 6/16/2064 (j)	152,302	8,962
Series 2022-141, IO, 0.78%, 6/16/2064 (j)	11,921	854
Series 2022-210, IO, 0.69%, 7/16/2064 (j)	35,834	2,355
Series 2022-199, IO, 0.76%, 7/16/2064 (j)	32,827	2,198
Series 2023-26, IO, 0.97%, 4/16/2065 (j)	59,868	4,394
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	32,780	2,537
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.61%, 11/10/2045 (a) (j)	349	321
Series 2013-GC12, Class E, 3.25%, 6/10/2046 (a)	687	656
Series 2015-GC28, Class D, 4.31%, 2/10/2048 (a) (j)	2,000	1,660
Series 2015-GC32, Class D, 3.35%, 7/10/2048	4,521	3,696
Series 2016-GS3, Class C, 3.99%, 10/10/2049 (j)	3,250	2,657

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (j)	5,547	3,404
Series 2015-GC30, Class D, 3.38%, 5/10/2050	4,000	3,135
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (a)	4,950	2,416
Series 2019-GC42, Class D, 2.80%, 9/10/2052 (a)	11,880	6,720
Series 2019-GSA1, Class XB, IO, 0.30%, 11/10/2052 (j)	39,035	692
Series 2020-GC45, Class XA, IO, 0.67%, 2/13/2053 (j)	74,295	2,307
Series 2020-GC45, Class D, 2.85%, 2/13/2053 (a) (j)	3,000	1,687
Series 2020-GC45, Class E, 2.85%, 2/13/2053 (a) (j)	7,000	3,476
Series 2020-GC47, Class XA, IO, 1.13%, 5/12/2053 (j)	80,677	4,846
Series 2020-GSA2, Class XA, IO, 1.72%, 12/12/2053 (a) (j)	185,764	16,586
Series 2020-GSA2, Class D, 2.25%, 12/12/2053 (a)	18,158	9,379
Series 2020-GSA2, Class E, 2.25%, 12/12/2053 (a)	4,000	1,705
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (j)	2,185	2,120
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025 ‡	7,000	6,475
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class E, 11.00%, 10/15/2039 (a) (j)	8,760	8,649
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 (a) (j)	3,725	2,602
Series 2019-LIC, Class F, 3.24%, 10/14/2039 (a) (j)	28,015	18,543
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (a)	3,000	2,670
Series 2015-C31, Class B, 4.62%, 8/15/2048 (j)	2,000	1,854
Series 2015-C31, Class C, 4.62%, 8/15/2048 (j)	5,000	4,364
Series 2015-C33, Class D2, 4.14%, 12/15/2048 (a) (j)	1,000	729
Series 2015-C33, Class C, 4.64%, 12/15/2048 (j)	3,350	2,944
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (j)	1,500	1,216
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.43%, 3/15/2050 (j)	31,917	507
Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (j)	4,669	3,142
Series 2017-JP7, Class D, 4.38%, 9/15/2050 (a) (j)	367	251
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047 ‡ (a)	1,500	1,350
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6, Class D, 2.50%, 11/13/2052 (a)	9,875	5,323
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.01%, 12/15/2046 (a) (j)	2,750	2,548
Series 2015-JP1, Class C, 4.73%, 1/15/2049 (j)	1,000	882
Series 2016-JP3, Class D, 3.40%, 8/15/2049 (a) (j)	8,122	5,404
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 7.22%, 12/15/2037 (a) (j)	3,938	3,750
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	88	32
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.06%, 2/15/2047 (a) (j)	5,350	5,108
Series 2014-C15, Class D, 4.89%, 4/15/2047 (a) (j)	1,000	872
Series 2014-C16, Class B, 4.30%, 6/15/2047 (j)	11,000	9,846
Series 2014-C16, Class C, 4.73%, 6/15/2047 (j)	2,300	1,994
Series 2014-C17, Class C, 4.48%, 8/15/2047 (j)	4,000	3,750
Series 2014-C17, Class D, 4.73%, 8/15/2047 (a) (j)	9,393	7,992
Series 2015-C27, Class E, 3.24%, 12/15/2047 (a) (j)	2,500	1,654
Series 2015-C27, Class F, 3.24%, 12/15/2047 (a) (j)	6,334	3,592
Series 2014-C19, Class D, 3.25%, 12/15/2047 (a)	2,000	1,537
Series 2014-C19, Class E, 3.25%, 12/15/2047 (a)	6,500	4,552

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-C19, Class C, 4.00%, 12/15/2047	3,000	2,704
Series 2015-C20, Class D, 3.07%, 2/15/2048 (a)	5,086	4,059
Series 2015-C21, Class XA, IO, 0.85%, 3/15/2048 (j)	19,730	204
Series 2015-C21, Class B, 3.85%, 3/15/2048 (j)	4,000	3,441
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	8,000	6,156
Series 2015-C26, Class D, 3.06%, 10/15/2048 (a)	4,000	2,667
Series 2016-C31, Class B, 3.88%, 11/15/2049 (j)	4,350	3,700
Series 2016-C31, Class C, 4.26%, 11/15/2049 (j)	1,000	769
Series 2015-C23, Class D, 4.14%, 7/15/2050 (a) (j)	1,500	1,236
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.32%, 12/15/2050 (j)	1,200	1,004
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (a) (j)	1,000	712
Series 2016-UB11, Class C, 3.69%, 8/15/2049 (j)	2,000	1,701
Series 2019-L3, Class D, 2.50%, 11/15/2052 (a)	4,500	2,565
Series 2020-L4, Class D, 2.50%, 2/15/2053 (a)	5,000	2,861
Series 2020-HR8, Class XA, IO, 1.84%, 7/15/2053 (j)	19,521	1,896
Series 2021-L5, Class XB, IO, 0.71%, 5/15/2054 (j)	60,000	2,807
Series 2021-L5, Class E, 2.50%, 5/15/2054 (a)	4,234	1,793
Series 2021-L5, Class C, 3.16%, 5/15/2054	6,000	4,042
Series 2021-L6, Class D, 2.50%, 6/15/2054 (a) (j)	13,685	6,929
Series 2021-L6, Class E, 2.50%, 6/15/2054 (a) (j)	5,500	2,369
Series 2021-L6, Class C, 3.46%, 6/15/2054 (j)	4,500	3,138
Series 2021-L7, Class E, 2.50%, 10/15/2054 (a)	8,091	3,401
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (a)	13,337	7,229
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (a)	20,000	9,835
MTN Commercial Mortgage Trust Series 2022-LPFL, Class A, 6.46%, 3/15/2039 (a) (j)	7,925	7,796
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.39%, 10/25/2049 (a) (j)	29,635	28,182
Series 2020-01, Class M10, 8.89%, 3/25/2050 (a) (j)	37,380	35,170
NW Re-REMIC TRUST Series 2021-FRR1, Class BK88, 2.66%, 12/18/2051 (a) (j)	8,000	6,228
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (a) (j)	5,000	2,829
Octagon 66 Ltd. (Cayman Islands) Series 19K-1510, Class X2B, IO, 0.10%, 1/25/2034 (a)	81,410	590
P -stlb Series 2019-STL B9.25%, 10/11/2026 ‡	7,700	7,353
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.23%, 2/13/2053 (a) (j)	86,485	5,192
Series 2020-RR1, Class B, 3.48%, 2/13/2053 (a)	11,440	9,071
Series 2020-RR1, Class C, 3.98%, 2/13/2053 (a) (j)	4,750	3,566
Series 2020-RR1, Class D, 4.06%, 2/13/2053 (a) (j)	9,750	6,321
Series RR Trust Series 2015-1, Class B, PO, 4/26/2048 (a)	14,737	12,824
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	2,000	1,692
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	3,500	2,524
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050	5,330	4,463
Series 2017-C2, Class C, 4.30%, 8/15/2050 (j)	7,250	6,028
Series 2018-C11, Class XB, IO, 0.24%, 6/15/2051 (j)	100,000	1,548
Series 2018-C11, Class B, 4.71%, 6/15/2051 (j)	5,000	4,261

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (j)	1,521	1,453
Series 2018-2, Class M2, 4.51%, 10/26/2048 (a) (j)	119	103
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a) (j)	219	183
Series 2019-1, Class A, 3.76%, 3/25/2049 (a) (j)	1,636	1,527
Series 2019-1, Class M1, 3.94%, 3/25/2049 (a) (j)	3,303	2,903
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (j)	3,180	3,006
Series 2021-1, Class M1, 1.79%, 5/25/2051 (a) (j)	3,202	2,542
Series 2021-1, Class M2, 2.26%, 5/25/2051 (a) (j)	2,133	1,653
Series 2021-4, Class A, 2.52%, 12/26/2051 (a) (j)	2,965	2,476
Series 2022-2, Class A, 4.67%, 4/25/2052 (a) (j)	3,149	2,991
Series 2022-3, Class A, 5.22%, 6/25/2052 (a) (j)	5,300	5,120
Series 2022-4, Class A, 5.63%, 8/25/2052 (a) (j)	5,712	5,552
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.73%, 12/20/2035 (j)	92,235	4,430
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047 (a) (j)	7,952	6,242
Series 2015-C26, Class D, 3.59%, 2/15/2048 (a)	3,000	2,541
Series 2015-C27, Class C, 3.89%, 2/15/2048	3,500	3,028
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (a) (j)	9,230	6,849
Series 2015-C29, Class D, 4.22%, 6/15/2048 (j)	4,000	3,282
Series 2016-NXS6, Class B, 3.81%, 11/15/2049	450	398
Series 2017-RB1, Class D, 3.40%, 3/15/2050 (a)	1,500	646
Series 2017-C38, Class D, 3.00%, 7/15/2050 (a)	4,500	3,013
Series 2018-C44, Class XB, IO, 0.17%, 5/15/2051 (j)	70,000	575
Series 2018-C44, Class D, 3.00%, 5/15/2051 (a)	1,250	749
Series 2018-C46, Class D, 3.00%, 8/15/2051 (a)	1,890	1,158
Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (j)	15,647	1,057
Series 2020-C55, Class D, 2.50%, 2/15/2053 (a)	4,500	2,460
Series 2020-C55, Class E, 2.50%, 2/15/2053 (a)	6,850	3,168
Series 2021-C59, Class D, 2.50%, 4/15/2054 (a)	2,500	1,265
Series 2022-C62, Class C, 4.35%, 4/15/2055 (j)	2,500	1,923
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (a)	2,000	1,539
Series 2015-NXS2, Class D, 4.28%, 7/15/2058 (j)	2,226	1,686
Series 2015-LC22, Class D, 4.55%, 9/15/2058 (j)	5,107	4,100
Series 2016-C32, Class D, 3.79%, 1/15/2059 (a) (j)	4,000	3,015
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.91%, 9/15/2057 (a) (j)	1,440	1,079
Total Commercial Mortgage-Backed Securities (Cost $2,941,805)		2,414,729
Asset-Backed Securities — 23.6%
ABFC Trust Series 2002-OPT1, Class M1, 6.23%, 5/25/2032 (j)	114	114
ACC, 0.25%, 6/15/2026 ‡	15,881	13,817
ACC Trust
Series 2019-2, Class C, 5.24%, 10/21/2024 (a)	485	484
Series 2021-1, Class C, 2.08%, 12/20/2024 (a)	3,748	3,699
Series 2021-1, Class D, 5.25%, 3/22/2027 (a)	13,004	12,587
Series 2022-1, Class D, 6.65%, 10/20/2028 (a)	9,131	8,813
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033 (a)	169	163

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	367	355
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,916	1,736
Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	2,356	2,127
Series 2021-1H, Class D, 3.58%, 10/20/2040 (a)	3,241	2,885
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.17%, 11/16/2026 (a)	4,253	4,120
Series 2022-X1, Class CERT, 0.00%, 2/15/2027 ‡ (a)	12	157
Series 2022-A, Class A, 4.30%, 5/17/2027 (a)	2,237	2,132
Series 2022-A, Class 1D, 5.53%, 5/17/2027 (a)	8,505	7,998
Series 2022-A, Class 1E, 8.04%, 5/17/2027 (a)	9,040	8,460
Series 2022-A, Class E, 8.04%, 5/17/2027 (a)	7,840	7,337
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (a)	6,064	5,968
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (a)	3,735	3,725
Air Canada Pass-Through Trust (Canada) Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	807	820
Amden Homes Sf Frn, 7.00%, 4/15/2026 ‡ (a)	7,070	6,894
American Airlines Pass-Through Trust Series 2021-1, Class B, 3.95%, 7/11/2030	4,588	4,013
American Credit Acceptance Receivables Trust
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	10,080	9,942
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	3,000	2,944
Series 2019-4, Class F, 5.37%, 9/14/2026 (a)	5,180	5,127
Series 2022-4, Class B, 6.75%, 10/13/2026 (a)	800	802
Series 2020-1, Class F, 4.75%, 11/13/2026 (a)	13,460	13,263
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	4,500	4,318
Series 2021-2, Class E, 2.54%, 7/13/2027 (a)	17,000	15,911
Series 2020-4, Class F, 5.22%, 8/13/2027 (a)	5,000	4,900
Series 2021-3, Class E, 2.56%, 11/15/2027 (a)	12,406	11,328
Series 2021-1, Class F, 4.01%, 11/15/2027 (a)	900	868
Series 2021-2, Class F, 3.73%, 1/13/2028 (a)	6,425	5,991
Series 2021-4, Class E, 3.12%, 2/14/2028 (a)	14,800	13,437
Series 2022-1, Class D, 2.46%, 3/13/2028 (a)	3,205	2,996
Series 2022-1, Class E, 3.64%, 3/13/2028 (a)	10,316	9,174
Series 2021-3, Class F, 3.64%, 5/15/2028 (a)	10,175	9,318
Series 2022-2, Class D, 4.85%, 6/13/2028 (a)	8,433	8,109
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	12,853	11,911
Series 2021-4, Class F, 4.21%, 7/13/2028 (a)	8,630	7,484
Series 2022-3, Class C, 4.86%, 10/13/2028 (a)	2,078	2,038
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	4,333	4,260
Series 2022-1, Class F, 4.87%, 11/13/2028 (a)	4,482	3,733
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	1,700	1,742
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	4,158	4,119
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	5,575	5,560
Series 2023-2, Class C, 5.96%, 8/13/2029 (a)	4,890	4,872
AmeriCredit Automobile Receivables Trust Series 2022-2, Class C, 5.32%, 4/18/2028	7,000	6,952
AMSR Trust
Series 2020-SFR1, Class H, 5.30%, 4/17/2037 (a)	9,960	9,203
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	10,005	9,471
Series 2020-SFR2, Class H, 5.25%, 7/17/2037 (a)	7,500	6,907

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (a)	2,325	2,081
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	18,177	15,982
Series 2020-SFR4, Class F, 2.86%, 11/17/2037 (a)	15,556	13,925
Series 2020-SFR5, Class G, 4.11%, 11/17/2037 (a)	7,300	6,467
Series 2019-SFR1, Class F, 3.87%, 1/19/2039 (a)	5,310	4,737
Series 2019-SFR1, Class G, 4.86%, 1/19/2039 (a)	2,125	1,915
Series 2019-SFR1, Class H, 6.04%, 1/19/2039 (a)	2,125	1,967
Series 2022-SFR1, Class E2, 4.64%, 3/17/2039 (a)	9,913	8,804
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	9,913	8,792
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	4,184	4,145
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (a)	8,005	7,430
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040 (a)	6,705	5,925
Series 2020-AA, Class C, 3.97%, 7/17/2046 (a)	4,250	3,605
AREIT Trust Series 2021-CRE5, Class D, 7.76%, 11/17/2038 ‡ (a) (j)	12,500	11,668
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025 (a)	2,447	2,444
Series 2019-1, Class C, 4.35%, 6/15/2026 (a)	1,500	1,497
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (a)	373	372
Series 2019-2A, Class C, 4.24%, 9/22/2025 (a)	3,000	2,892
Series 2019-3A, Class B, 2.65%, 3/20/2026 (a)	3,000	2,831
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	20,500	18,175
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class AR, 6.40%, 4/19/2034 (a) (j)	12,000	11,738
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2020-3A, Class A1R, 6.43%, 10/23/2034 (a) (j)	4,300	4,200
Series 2021-7A, Class A1, 6.41%, 1/22/2035 (a) (j)	2,780	2,706
Ballyrock CLO Ltd. (Cayman Islands) Series 2020-2A, Class DR, 11.40%, 10/20/2031 (a) (j)	2,250	2,090
British Airways Pass-Through Trust (United Kingdom) Series 2020-1, Class B, 8.38%, 11/15/2028 (a)	865	880
BSPRT Issuer Ltd. (Cayman Islands)
Series 2021-FL7, Class D, 7.86%, 12/15/2038 (a) (j)	8,700	7,874
Series 2021-FL7, Class E, 8.51%, 12/15/2038 (a) (j)	225	204
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	2,362	2,234
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	2,293	2,148
Series 2020-1A, Class C, 7.14%, 11/15/2035 ‡ (a)	2,551	2,440
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	2,659	2,357
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	2,153	1,978
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034 (a)	841	792
Camden, 8.50%, 9/15/2031 ‡	10,216	9,322
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027 ‡ (a)	918	879
CarNow Auto Receivables Trust Series 2022-1A, Class E, 8.29%, 8/15/2028 (a)	5,770	5,458
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	2,766	2,376
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	3,466	3,241
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (a)	2,971	2,653
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	3,500	3,267
Series 2020-1A, Class B2, 4.52%, 2/15/2050 (a)	4,290	3,811

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-1A, Class B3, 4.95%, 2/15/2050 (a)	4,510	3,776
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (a)	5,965	4,690
Carter Services, Inc., 5.64%, 2/15/2024 ‡	1,001	999
Carvana Auto Receivables Trust
Series 2019-1A, Class E, 5.64%, 1/15/2026 (a)	420	417
Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	3,000	2,960
Series 2019-3A, Class E, 4.60%, 7/15/2026 (a)	9,700	9,486
Series 2019-4A, Class E, 4.70%, 10/15/2026 (a)	6,990	6,791
Series 2021-N1, Class C, 1.30%, 1/10/2028	3,128	2,925
Cascade MH Asset Trust
Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (j)	5,712	5,370
Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (a) (h)	9,627	8,530
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032 (h)	147	143
CFIN Issuer LLC
Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (a)	12,000	11,244
Series 2022-RTL1, Class AB, 5.00%, 2/16/2026 ‡ (a)	12,000	11,280
Conn's Receivables Funding LLC
Series 2021-A, Class B, 2.87%, 5/15/2026 (a)	504	502
Series 2021-A, Class C, 4.59%, 5/15/2026 (a)	1,634	1,598
Series 2022-A, Class B, 9.52%, 12/15/2026 (a)	2,900	2,892
Consumer Loan Underlying Bond Credit Trust
Series 2019-P2, Class C, 4.41%, 10/15/2026 (a)	317	315
Series 2020-P1, Class C, 4.61%, 3/15/2028 (a)	1,208	1,185
CoreVest American Finance Trust
Series 2019-1, Class E, 5.60%, 3/15/2052 (a) (j)	1,493	1,385
Series 2019-2, Class E, 5.24%, 6/15/2052 (a) (j)	5,576	5,028
Series 2019-3, Class XB, IO, 1.40%, 10/15/2052 (a) (j)	53,875	3,607
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052 (a) (j)	25,824	658
Series 2019-3, Class D, 3.76%, 10/15/2052 (a)	8,689	7,260
Series 2019-3, Class E, 4.75%, 10/15/2052 (a) (j)	5,810	4,916
CPS Auto Receivables Trust
Series 2021-A, Class E, 2.53%, 3/15/2028 (a)	3,100	2,893
Series 2021-B, Class E, 3.41%, 6/15/2028 (a)	6,750	6,160
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	4,680	4,694
Credit Acceptance Auto Loan Trust
Series 2022-1A, Class C, 5.70%, 10/15/2032 (a)	808	787
Series 2022-3A, Class A, 6.57%, 10/15/2032 (a)	7,917	7,988
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	17,100	17,244
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	22,000	22,067
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	2,000	1,999
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 5.86%, 7/25/2034 (j)	469	461
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051 (a)	3,800	3,292
Diamond Resorts Owner Trust Series 2019-1A, Class D, 5.25%, 2/20/2032 (a)	776	734
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (a)	26,805	24,077
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049 (a)	1,915	1,801
Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	3,831	3,493
Series 2020-1A, Class A2, 3.79%, 7/20/2050 (a)	486	433

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class AR, 6.43%, 7/15/2035 (a) (j)	6,210	6,070
DT Auto Owner Trust
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	2,633	2,464
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	2,000	1,816
Series 2020-2A, Class E, 7.17%, 6/15/2027 (a)	6,880	6,933
Series 2020-3A, Class E, 3.62%, 10/15/2027 (a)	5,300	5,082
Series 2021-1A, Class E, 2.38%, 1/18/2028 (a)	2,000	1,835
Series 2021-2A, Class E, 2.97%, 7/17/2028 (a)	6,500	6,096
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	9,815	10,106
Series 2021-3A, Class E, 2.65%, 9/15/2028 (a)	3,405	3,007
Series 2023-1A, Class B, 5.19%, 10/16/2028 (a)	1,067	1,054
Series 2023-1A, Class C, 5.55%, 10/16/2028 (a)	1,200	1,189
Series 2022-1A, Class E, 5.53%, 3/15/2029 (a)	4,900	4,569
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055 ‡ (a)	205	193
Elara HGV Timeshare Issuer LLC
Series 2019-A, Class C, 3.45%, 1/25/2034 (a)	913	842
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	2,524	2,241
Exeter Automobile Receivables Trust
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	11,000	10,650
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	35,090	33,952
Series 2023-1A, Class B, 5.72%, 4/15/2027	2,963	2,947
Series 2021-4A, Class E, 4.02%, 1/17/2028 (a)	17,700	16,066
Series 2021-1A, Class E, 2.21%, 2/15/2028 (a)	33,320	30,939
Series 2023-1A, Class C, 5.82%, 2/15/2028	3,100	3,096
Series 2021-2A, Class E, 2.90%, 7/17/2028 (a)	28,717	26,213
Series 2022-2A, Class D, 4.56%, 7/17/2028	2,000	1,916
Series 2023-2A, Class C, 5.75%, 7/17/2028	3,000	2,983
Series 2022-3A, Class D, 6.76%, 9/15/2028	13,600	13,649
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,113	1,097
Series 2022-6A, Class D, 8.03%, 4/6/2029	4,232	4,419
Series 2023-1A, Class D, 6.69%, 6/15/2029	2,000	2,016
Series 2023-2A, Class D, 6.32%, 8/15/2029	3,000	2,984
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	1,330	1,155
Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	23,000	20,365
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,138	1,051
Series 2023-1A, Class E, 12.07%, 9/16/2030 (a)	4,350	4,615
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	1,902	1,766
Series 2020-SFR1, Class F2, 4.28%, 8/17/2037 (a)	9,000	8,421
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	15,000	13,620
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	13,000	11,792
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	7,333	6,249
Flagship Credit Auto Trust
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	565	560
Series 2020-1, Class D, 2.48%, 3/16/2026 (a)	4,000	3,803
Series 2019-2, Class E, 4.52%, 12/15/2026 (a)	4,500	4,258
Series 2021-3, Class E, 3.32%, 12/15/2028 (a)	6,401	5,206
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	4,000	3,667

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 (a) (j)	29,500	28,025
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (j)	7,000	6,319
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (j)	25,000	21,542
Series 2021-GT2, Class B, 4.44%, 10/25/2026 (a) (j)	19,140	14,795
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	10,000	8,985
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034 ‡ (a)	855	819
Series 2019-1A, Class C, 5.66%, 11/15/2034 ‡ (a)	3,055	2,940
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 (a)	1,374	1,373
Series 2021-1CP, Class C, 2.83%, 3/20/2028 (a)	1,178	1,158
Series 2021-2, Class C, 1.94%, 6/19/2028 (a)	2,007	1,966
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	9,524	8,812
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	8,450	8,430
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (a)	10,000	10,037
Freedom Frn Series 2021-SAVF1, 4.90%, 3/22/2024 ‡ (j)	7,743	7,545
FTF Funding II LLC, 8.00%, 8/15/2024 ‡	5,071	3,753
GLS Auto Receivables Issuer Trust
Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	700	683
Series 2019-4A, Class D, 4.09%, 8/17/2026 (a)	8,950	8,697
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (a)	8,143	8,128
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,859
Series 2020-1A, Class D, 3.68%, 11/16/2026 (a)	15,750	15,207
Series 2023-1A, Class B, 6.19%, 6/15/2027 (a)	2,933	2,946
Series 2020-3A, Class E, 4.31%, 7/15/2027 (a)	3,830	3,686
Series 2021-4A, Class D, 2.48%, 10/15/2027 (a)	245	226
Series 2020-4A, Class E, 3.51%, 10/15/2027 (a)	11,700	11,015
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,175	1,115
Series 2022-2A, Class D, 6.15%, 4/17/2028 (a)	1,800	1,789
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	7,130	6,434
Series 2023-1A, Class C, 6.38%, 12/15/2028 (a)	2,552	2,575
Series 2023-1A, Class D, 7.01%, 1/16/2029 (a)	3,261	3,316
Series 2022-2A, Class E, 5.50%, 6/15/2029 (a)	8,750	7,896
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	1,250	1,205
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,000	1,050
Goldman Home Improvement Trust Issuer Trust Series 2022-GRN1, Class A, 4.50%, 6/25/2052 (a)	1,271	1,220
HERO Funding II (Cayman Islands) Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (a)	86	83
Hertz Vehicle Financing III LLC
Series 2023-1A, Class C, 6.91%, 6/25/2027 (a)	3,990	3,963
Series 2023-1A, Class D, 9.13%, 6/25/2027 (a)	15,000	14,987
Hertz Vehicle Financing III LP Series 2021-2A, Class D, 4.34%, 12/27/2027 (a)	17,000	14,688
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)	1,970	1,838
Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	5,000	4,645
Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	10,000	9,341
Series 2022-4A, Class D, 6.56%, 9/25/2026 (a)	7,600	7,231

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039 (a)	1,535	1,401
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	1,335	1,235
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	6,090	5,791
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,147	1,070
Home Partners of America Trust Series 2021-3, Class F, 4.24%, 1/17/2041 (a)	14,541	12,010
LendingClub Loan Certificate Issuer Trust
Series 2021-NP1, Class CERT, 0.00%, 12/15/2036 ‡ (a)	900	10,281
Series 2022-NP1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	855	12,045
Series 2022-P1, Class CERT, 0.00%, 3/16/2037 ‡ (a)	860	11,009
Series 2022-NP2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	800	11,499
Series 2022-P2, Class CERT, 0.00%, 4/15/2037 ‡ (a)	750	10,642
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (a)	500	8,086
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (a)	500	9,790
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	9,744
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (a)	400	7,509
Series 2022-P5, Class CERT, 12.86%, 7/15/2037 ‡ (a)	800	21,500
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (a)	700	18,293
Lendingpoint Asset Securitization Trust
Series 2021-A, Class C, 2.75%, 12/15/2028 (a)	8,511	8,239
Series 2021-A, Class D, 5.73%, 12/15/2028 (a)	11,540	10,824
Series 2021-B, Class B, 1.68%, 2/15/2029 (a)	11,543	11,338
Series 2021-B, Class C, 3.21%, 2/15/2029 (a)	27,348	25,645
Series 2021-B, Class D, 6.12%, 2/15/2029 (a)	2,000	1,848
Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	32,000	28,026
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	336	331
Series 2022-C, Class C, 8.68%, 2/15/2030 (a)	1,577	1,535
LendingPoint Asset Securitization Trust
Series 2021-1, Class C, 4.94%, 4/15/2027 ‡ (a)	5,849	5,799
Series 2020-REV1, Class D, 10.00%, 10/15/2028 ‡ (a)	6,500	6,245
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	3,729	3,245
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,919	2,458
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	14,380	11,153
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000	826
Series 2021-2A, Class C, 3.09%, 4/20/2032 (a)	1,100	884
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	15,000	11,338
LFT CRE Ltd.
Series 2021-FL1, Class D, 7.56%, 6/15/2039 (a) (j)	22,600	21,147
Series 2021-FL1, Class E, 8.06%, 6/15/2039 (a) (j)	10,000	9,259
LL ABS Trust
Series 2020-1A, Class C, 6.54%, 1/17/2028 (a)	3,775	3,750
Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	2,297	2,229
Series 2021-1A, Class B, 2.17%, 5/15/2029 (a)	2,269	2,089
Series 2021-1A, Class C, 3.54%, 5/15/2029 (a)	5,120	4,539
LP LMS Asset Securitization Trust
8.35%, 10/15/2028 ‡	10,463	9,835

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2A, Class C, 3.85%, 1/15/2029 (a)	8,895	8,266
Magnetite Ltd. (Cayman Islands) Series 2020-27A, Class ER, 11.25%, 10/20/2034 (a) (j)	7,000	6,447
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	5,120	4,752
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	5,030	3,903
Marlette Funding Trust
Series 2022-2A, Class D, 7.50%, 8/15/2032 (a)	3,823	3,751
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	2,250	2,233
Series 2022-3A, Class C, 6.89%, 11/15/2032 (a)	1,096	1,088
Series 2022-3A, Class D, 7.80%, 11/15/2032 (a)	2,550	2,553
Series 2023-1A, Class A, 6.07%, 4/15/2033 (a)	7,283	7,258
Series 2023-1A, Class B, 6.50%, 4/15/2033 (a)	4,300	4,298
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	1,150	1,161
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (a)	8,132	7,914
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class B1, 2.41%, 10/20/2061 (a)	2,550	2,139
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	12,339	11,775
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	5,453	5,050
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	4,769	4,302
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	12,858	11,548
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	26,788	23,840
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	14,458	13,108
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	4,497	4,160
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (a)	2,685	2,525
Series 2021-1A, Class C, 2.97%, 5/17/2027 (a)	2,500	2,237
Series 2021-1A, Class D, 4.94%, 5/17/2027 (a)	2,027	1,789
OneMain Direct Auto Receivables Trust
Series 2022-1A, Class A1, 4.65%, 3/14/2029 (a)	6,233	6,112
Series 2019-1A, Class D, 4.68%, 4/14/2031 (a)	4,500	4,204
OneMain Financial Issuance Trust
Series 2018-2A, Class D, 4.29%, 3/14/2033 (a)	1,500	1,420
Series 2020-2A, Class A, 1.75%, 9/14/2035 (a)	6,822	6,136
Series 2020-2A, Class B, 2.21%, 9/14/2035 (a)	4,000	3,511
Oportun Issuance Trust
Series 2022-2, Class D, 11.34%, 10/9/2029	500	495
Series 2022-3, Class A, 7.45%, 1/8/2030 (a)	9,324	9,337
Series 2022-3, Class B, 8.53%, 1/8/2030 (a)	8,400	8,387
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	1,077	980
Series 2021-B, Class D, 5.41%, 5/8/2031 (a)	1,760	1,561
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	8,663	7,851
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030 (a)	851	830
Series 2019-A, Class D, 4.93%, 4/9/2038 (a)	1,201	1,116
P2 Series 2021 A1, 3.00%, 12/20/2031 ‡ (a)	25,000	23,750
Pagaya AI Debt Selection Trust
Series 2021-3, Class B, 1.74%, 5/15/2029 (a)	11,339	10,796
Series 2021-3, Class C, 3.27%, 5/15/2029 (a)	37,967	33,446

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-5, Class C, 3.93%, 8/15/2029 (a)	1,500	1,306
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.51%, 5/21/2034 (a) (j)	10,000	9,802
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class C, 7.86%, 10/15/2029 (a) (j)	8,877	8,317
Series 2021-4A, Class D, 10.26%, 10/15/2029 (a) (j)	12,000	11,022
Planet Fitness Master Issuer LLC
Series 2018-1A, Class A2II, 4.67%, 9/5/2048 (a)	1,370	1,316
Series 2022-1A, Class A2I, 3.25%, 12/5/2051 (a)	6,407	5,754
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 8.79%, 4/25/2025 (a) (j)	4,626	4,577
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.22%, 5/25/2027 (a) (j)	2,000	2,001
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 3.59%, 7/25/2035 (h)	117	112
PRET LLC
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (a) (h)	3,333	2,746
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (a) (h)	5,000	4,455
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (a) (h)	14,000	12,394
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038 (a)	7,000	6,132
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027 (a)	5,000	4,491
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	3,000	2,725
Series 2019-SFR3, Class E, 3.37%, 9/17/2036 (a)	6,100	5,803
Series 2021-SFR11, Class F, 4.42%, 1/17/2039 (a)	8,000	6,695
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	10,211	8,575
RAMP Trust Series 2002-RS2, Class AI5, 4.91%, 3/25/2032 (j)	45	41
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.75%, 12/27/2044 (a) (j)	5,395	5,162
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,000	5,751
Series 2020-1, Class D, 6.77%, 10/15/2030 (a)	2,410	2,133
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,291
Series 2021-1, Class B, 2.42%, 3/17/2031 (a)	895	796
Series 2021-1, Class C, 3.04%, 3/17/2031 (a)	2,500	2,158
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	2,600	2,184
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (h)	106	96
Series 2005-2, Class M1, 5.55%, 8/25/2035 (h)	423	399
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	90	83
Repo Buyer RRI Trust, Zero Coupon, 4/14/2055 ‡	5,771	5,137
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	2,857	2,737
Series 2021-A, Class D, 5.23%, 12/22/2031 (a)	930	771
River Rock SFR Frn, 9.25%, 10/15/2024 ‡ (a)	4,929	4,805
Santander Drive Auto Receivables Trust
Series 2022-2, Class B, 3.44%, 9/15/2027	2,940	2,852
Series 2022-2, Class C, 3.76%, 7/16/2029	8,290	7,927
Series 2022-4, Class C, 5.00%, 11/15/2029	7,000	6,900
Series 2022-7, Class C, 6.69%, 3/17/2031	493	508
Santander Revolving Auto Loan Trust
Series 2019-A, Class C, 3.00%, 1/26/2032 (a)	880	827
Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	8,085	7,559

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
SART
Series 2018-1, 4.76%, 6/15/2025 ‡	206	203
5.01%, 4/15/2026 ‡	1,526	1,513
4.60%, 7/15/2026 ‡	1,888	1,819
SART CRR Series 4, Class B, 4.70%, 10/15/2024 ‡	2,004	1,945
SCF Equipment Leasing LLC
Series 2022-1A, Class E, 5.26%, 7/20/2032 (a)	2,354	2,073
Series 2022-1A, Class F, 6.00%, 7/20/2032 (a)	5,360	4,645
Series 2021-1A, Class E, 3.56%, 8/20/2032 (a)	3,300	3,027
Series 2021-1A, Class F, 5.52%, 8/20/2032 (a)	20,757	19,241
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (a)	599	548
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036 (a)	203	193
Series 2019-2A, Class D, 4.54%, 5/20/2036 (a)	577	546
Series 2019-3A, Class D, 4.18%, 8/20/2036 (a)	1,270	1,201
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	3,169	3,035
Series 2021-2A, Class D, 3.23%, 9/20/2038 (a)	1,631	1,467
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	6,941	7,061
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	3,835	3,798
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (a)	1,366	1,364
Sonic Capital LLC Series 2021-1A, Class A2II, 2.64%, 8/20/2051 (a)	3,028	2,279
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (a) (h)	7,500	6,437
Stratus CLO Ltd. (Cayman Islands) Series 2021-3A, Class E, 11.00%, 12/29/2029 (a) (j)	1,940	1,787
Tesla Auto Lease Trust Series 2021-A, Class E, 2.64%, 3/20/2025 (a)	11,000	10,618
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (a)	4,341	4,376
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (a)	500	484
Series 2020-1A, Class B, 8.25%, 11/15/2026 (a)	1,835	1,831
Series 2021-1A, Class F, 5.08%, 5/15/2028 (a)	500	470
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	3,930	3,664
Series 2016-1, Class B, 3.65%, 1/7/2026	3,270	3,031
Upstart Pass-Through Trust
Series 2021-ST4, Class CERT, 0.00%, 7/20/2027 ‡ (a)	1,875	611
Series 2021-ST6, Class CERT, 0.00%, 8/20/2027 ‡ (a)	2,900	862
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	2,213	2,099
Series 2021-PT1, Class A, HB, 22.14%, 9/20/2027 ‡ (a) (j)	3,745	3,795
Series 2021-ST7, Class CERT, 0.00%, 9/20/2029 ‡ (a)	3,500	1,612
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	1,711	1,638
Series 2021-ST8, Class CERT, 0.00%, 10/20/2029 ‡ (a)	2,670	884
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	1,353	1,278
Series 2021-ST9, Class CERT, 0.00%, 11/20/2029 ‡ (a)	2,830	1,089
Series 2021-PT2, Class A, HB, 24.52%, 11/20/2029 ‡ (a) (j)	5,462	5,260
Series 2021-PT3, Class A, HB, 21.56%, 12/20/2029 ‡ (a) (j)	5,888	5,552
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	5,920	5,649
Series 2021-PT4, Class A, HB, 20.47%, 1/20/2030 ‡ (a) (j)	2,188	2,060
Series 2022-PT2, Class A, 19.78%, 2/20/2030 ‡ (a) (j)	5,934	5,934
Series 2022-PT1, Class A, HB, 23.58%, 2/20/2030 ‡ (a) (j)	6,490	6,490

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	2,869	2,736
Series 2022-PT3, Class A, HB, 20.28%, 4/20/2030 ‡ (a) (j)	4,836	4,848
Series 2022-PT4, Class A, 19.40%, 5/20/2030 ‡ (a) (j)	4,282	4,282
Upstart Securitization Trust
Series 2020-3, Class C, 6.25%, 11/20/2030 (a)	1,000	981
Series 2021-1, Class C, 4.06%, 3/20/2031 (a)	2,500	2,352
Series 2021-2, Class C, 3.61%, 6/20/2031 (a)	16,291	14,717
Series 2021-3, Class C, 3.28%, 7/20/2031 (a)	6,518	5,811
Series 2021-4, Class C, 3.19%, 9/20/2031 (a)	6,604	5,746
Series 2021-5, Class C, 4.15%, 11/20/2031 (a)	17,436	15,198
Series 2022-1, Class C, 5.71%, 3/20/2032 (a)	6,474	5,611
Series 2022-2, Class B, 6.10%, 5/20/2032 (a)	12,700	12,432
US Auto Funding
Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	8,054	7,594
Series 2021-1A, Class D, 4.36%, 3/15/2027 (a)	10,392	7,450
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (a)	4,919	4,826
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051 (a) (h)	5,500	4,796
vMobo, Inc.
7.46%, 7/18/2027 ‡	9,998	9,949
9.46%, 7/18/2027 ‡	20,000	19,300
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (h)	11,375	10,545
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (h)	3,635	3,413
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 8.51%, 10/18/2031 (a) (j)	535	442
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038 (a)	1,461	1,401
Series 2019-AA, Class D, 4.03%, 6/15/2038 (a)	576	554
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	2,989	2,946
Westlake Automobile Receivables Trust
Series 2021-2A, Class D, 1.23%, 12/15/2026 (a)	1,380	1,280
Series 2021-2A, Class E, 2.38%, 3/15/2027 (a)	10,075	9,351
Series 2022-1A, Class D, 3.49%, 3/15/2027 (a)	812	771
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	5,700	5,150
Series 2022-2A, Class C, 4.85%, 9/15/2027 (a)	2,520	2,460
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,920	1,881
Series 2021-2A, Class F, 3.66%, 12/15/2027 (a)	2,975	2,663
Series 2023-1A, Class B, 5.41%, 1/18/2028 (a)	375	372
Series 2023-1A, Class C, 5.74%, 8/15/2028 (a)	404	403
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	438	440
Zaxby's Funding LLC Series 2021-1A, Class A2, 3.24%, 7/30/2051 (a)	4,318	3,603
Total Asset-Backed Securities (Cost $2,458,517)		2,308,369
Collateralized Mortgage Obligations — 10.3%
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 4.19%, 5/25/2036 (j)	1,046	914
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	19	19
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	13	13
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	17	14
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	48	41

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	317	285
Series 2005-J14, Class A3, 5.50%, 12/25/2035	226	149
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	476	259
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049 (a) (j)	8,000	7,131
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (j)	2,470	2,103
Series 2019-6, Class B3, 5.88%, 11/25/2059 (a) (j)	1,250	1,070
Series 2020-1, Class B1, 3.76%, 12/25/2059 (a) (j)	1,550	1,294
Angel Oak Mortgage Trust I LLC
Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (j)	1,000	899
Series 2019-4, Class B2, 5.66%, 7/26/2049 (a) (j)	4,700	4,276
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048 (a) (j)	1,000	858
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (j)	426	398
Banc of America Funding Trust Series 2007-5, Class 4A1, 5.51%, 7/25/2037 (j)	688	450
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 4.36%, 8/25/2034 (j)	78	75
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033 (h)	75	62
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 7.84%, 3/25/2029 (a) (j)	880	886
Series 2019-3A, Class B1, 7.64%, 7/25/2029 (a) (j)	1,000	998
CHL Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1, 5.54%, 4/25/2046 (j)	762	638
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	34	32
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	44	41
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1, 9.49%, 4/25/2031 (a) (j)	8,186	8,713
Series 2019-R01, Class 2B1, 9.49%, 7/25/2031 (a) (j)	4,606	4,843
Series 2019-R02, Class 1B1, 9.29%, 8/25/2031 (a) (j)	13,130	13,733
Series 2019-R04, Class 2B1, 10.39%, 6/25/2039 (a) (j)	4,098	4,300
Series 2019-R05, Class 1B1, 9.24%, 7/25/2039 (a) (j)	9,075	9,325
Series 2019-R06, Class 2B1, 8.89%, 9/25/2039 (a) (j)	31,222	31,613
Series 2019-R07, Class 1B1, 8.54%, 10/25/2039 (a) (j)	33,667	33,793
Series 2020-R02, Class 2B1, 8.14%, 1/25/2040 (a) (j)	2,834	2,695
Series 2020-R01, Class 1B1, 8.39%, 1/25/2040 (a) (j)	10,860	10,619
Series 2020-SBT1, Class 1B1, 11.89%, 2/25/2040 (a) (j)	2,300	2,181
Series 2021-R01, Class 1B1, 8.07%, 10/25/2041 (a) (j)	2,600	2,544
Series 2021-R03, Class 1B1, 7.72%, 12/25/2041 (a) (j)	6,000	5,800
Series 2022-R01, Class 1B1, 8.12%, 12/25/2041 (a) (j)	8,378	8,132
Series 2021-R03, Class 1B2, 10.47%, 12/25/2041 (a) (j)	3,000	2,766
Series 2022-R01, Class 1B2, 10.97%, 12/25/2041 (a) (j)	3,813	3,549
Series 2023-R02, Class 1M2, 8.32%, 1/25/2043 (a) (j)	11,850	11,994
Series 2023-R02, Class 1B1, 10.52%, 1/25/2043 (a) (j)	7,600	7,763
Series 2023-R04, Class 1M1, 7.27%, 5/25/2043 (a) (j)	8,215	8,215
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 5.50%, 6/25/2035 (j)	179	124
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033 (h)	86	81
Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 8.44%, 4/25/2029 (a) (j)	6,240	6,309
FARM Mortgage Trust Series 2021-1, Class B, 3.24%, 7/25/2051 ‡ (a) (j)	1,569	1,063

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 10.47%, 1/25/2034 (a) (j)	3,400	2,960
Series 2022-DNA3, Class M1B, 7.87%, 4/25/2042 (a) (j)	10,000	9,969
Series 2020-HQA3, Class B1, 10.89%, 7/25/2050 (a) (j)	9,322	9,994
Series 2020-DNA4, Class B1, 11.14%, 8/25/2050 (a) (j)	10,052	11,131
Series 2021-DNA1, Class B2, 9.72%, 1/25/2051 (a) (j)	6,400	5,571
FHLMC STACR Trust
Series 2018-DNA2, Class B1, 8.84%, 12/25/2030 (a) (j)	1,000	1,076
Series 2018-HQA2, Class B1, 9.39%, 10/25/2048 (a) (j)	3,935	4,300
Series 2019-DNA1, Class B2, 15.89%, 1/25/2049 (a) (j)	8,135	9,488
Series 2019-DNA2, Class B1, 9.49%, 3/25/2049 (a) (j)	5,940	6,329
Series 2019-HQA2, Class B2, 16.39%, 4/25/2049 (a) (j)	5,000	5,793
Series 2019-DNA4, Class B2, 11.39%, 10/25/2049 (a) (j)	5,000	5,047
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA2, Class B1, 10.29%, 10/25/2029 (j)	11,000	11,989
Series 2017-HQA2, Class B1, 9.89%, 12/25/2029 (j)	2,500	2,700
Series 2017-DNA3, Class B1, 9.59%, 3/25/2030 (j)	7,100	7,717
Series 2017-HQA3, Class B1, 9.59%, 4/25/2030 (j)	1,000	1,085
Series 2018-DNA1, Class B1, 8.29%, 7/25/2030 (j)	1,680	1,736
Series 2018-HQA1, Class B1, 9.49%, 9/25/2030 (j)	34,415	37,351
Series 2021-DNA2, Class M2, 7.27%, 8/25/2033 (a) (j)	3,354	3,345
Series 2021-DNA2, Class B2, 10.97%, 8/25/2033 (a) (j)	9,500	8,800
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,337	71
Series 4149, IO, 3.00%, 1/15/2033	288	24
Series 4160, IO, 3.00%, 1/15/2033	801	66
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,116	121
Series 3145, Class GI, IF, IO, 1.49%, 4/15/2036 (j)	1,490	116
Series 4495, Class PI, IO, 4.00%, 9/15/2043	219	18
Series 4321, Class PI, IO, 4.50%, 1/15/2044	270	39
Series 4670, Class TI, IO, 4.50%, 1/15/2044	326	29
Series 4550, Class DI, IO, 4.00%, 3/15/2044	161	15
Series 4612, Class QI, IO, 3.50%, 5/15/2044	285	38
Series 4612, Class PI, IO, 3.50%, 6/15/2044	27	4
Series 4657, Class QI, IO, 4.00%, 9/15/2044	262	22
Series 4585, Class JI, IO, 4.00%, 5/15/2045	284	40
Series 4628, Class PI, IO, 4.00%, 7/15/2045	188	23
Series 4599, Class SA, IF, IO, 0.89%, 7/15/2046 (j)	192	21
Series 4681, Class SD, IF, IO, 1.04%, 5/15/2047 (j)	407	51
Series 4694, Class SA, IF, IO, 0.99%, 6/15/2047 (j)	679	86
Series 4689, Class SD, IF, IO, 1.04%, 6/15/2047 (j)	596	79
Series 4746, Class SC, IF, IO, 1.04%, 1/15/2048 (j)	7,345	931
Series 4910, Class PI, IO, 5.00%, 7/25/2049	1,914	424
Series 4919, Class SH, IF, IO, 0.86%, 9/25/2049 (j)	10,554	924
Series 5011, Class MI, IO, 3.00%, 9/25/2050	36,922	5,830
Series 5023, Class HI, IO, 3.00%, 10/25/2050	10,427	1,655
Series 5052, Class EI, IO, 3.00%, 12/25/2050	30,107	4,820
Series 5072, Class BI, IO, 3.00%, 2/25/2051	37,123	5,852

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 5143, Class PI, IO, 2.50%, 5/25/2051	3,090	373
Series 5143, Class Z, 2.50%, 5/25/2051	1,521	874
Series 5148, Class PI, IO, 2.50%, 10/25/2051	8,909	983
Series 5148, Class PZ, 2.50%, 10/25/2051	6,142	3,784
Series 5151, Class KZ, 2.50%, 10/25/2051	4,306	2,701
Series 5154, Class QI, IO, 2.50%, 10/25/2051	12,173	1,305
Series 5154, Class ZQ, 2.50%, 10/25/2051	10,291	6,589
Series 5149, Class ZB, 3.00%, 10/25/2051	1,153	800
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 12/15/2027	123	6
Series 342, Class S7, IF, IO, 1.00%, 2/15/2045 (j)	7,486	813
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 10.89%, 7/25/2029 (j)	31,801	35,736
Series 2017-C02, Class 2B1, 10.64%, 9/25/2029 (j)	28,544	31,434
Series 2017-C03, Class 1B1, 9.99%, 10/25/2029 (j)	7,377	8,054
Series 2017-C04, Class 2B1, 10.19%, 11/25/2029 (j)	2,500	2,729
Series 2017-C05, Class 1B1, 8.74%, 1/25/2030 (j)	11,760	12,195
Series 2017-C06, Class 1B1, 9.29%, 2/25/2030 (j)	7,255	7,699
Series 2017-C06, Class 2B1, 9.59%, 2/25/2030 (j)	8,015	8,578
Series 2017-C07, Class 1B1, 9.14%, 5/25/2030 (j)	5,700	6,042
Series 2018-C01, Class 1B1, 8.69%, 7/25/2030 (j)	4,870	5,198
Series 2018-C03, Class 1B1, 8.89%, 10/25/2030 (j)	8,654	9,176
Series 2018-C04, Class 2B1, 9.64%, 12/25/2030 (j)	4,250	4,612
Series 2018-C05, Class 1B1, 9.39%, 1/25/2031 (j)	3,000	3,226
Series 2018-C06, Class 1B1, 8.77%, 3/25/2031 (j)	16,560	17,346
Series 2018-C06, Class 2B1, 9.24%, 3/25/2031 (j)	2,860	3,082
Series 2021-R02, Class 2B1, 8.27%, 11/25/2041 (a) (j)	4,983	4,834
Series 2021-R02, Class 2B2, 11.17%, 11/25/2041 (a) (j)	2,032	1,911
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	574	42
Series 2012-93, Class FS, IF, IO, 1.01%, 9/25/2032 (j)	2,074	149
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	1,678	168
Series 2003-76, Class SB, IF, IO, 1.91%, 8/25/2033 (j)	1,499	129
Series 2021-13, Class DI, IO, 3.50%, 1/25/2036	6,931	868
Series 2006-42, Class LI, IF, IO, 1.42%, 6/25/2036 (j)	1,266	118
Series 2011-79, Class SD, IF, IO, 0.76%, 8/25/2041 (j)	3,404	310
Series 2011-78, Class JS, IF, IO, 0.86%, 8/25/2041 (j)	1,743	125
Series 2012-133, Class HS, IF, IO, 1.01%, 12/25/2042 (j)	198	24
Series 2012-148, Class US, IF, 0.00%, 1/25/2043 (j)	1,016	807
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	331	48
Series 2015-35, Class SA, IF, IO, 0.46%, 6/25/2045 (j)	8,132	609
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	314	55
Series 2016-56, Class ST, IF, IO, 0.86%, 8/25/2046 (j)	5,161	587
Series 2016-63, Class AS, IF, IO, 0.86%, 9/25/2046 (j)	1	—
Series 2016-75, Class SC, IF, IO, 0.96%, 10/25/2046 (j)	88	7
Series 2016-95, Class ES, IF, IO, 0.86%, 12/25/2046 (j)	1,581	191
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	318	55
Series 2017-13, Class AS, IF, IO, 0.91%, 2/25/2047 (j)	617	74

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-6, Class SB, IF, IO, 0.91%, 2/25/2047 (j)	107	11
Series 2017-16, Class SM, IF, IO, 0.91%, 3/25/2047 (j)	3,483	426
Series 2017-39, Class ST, IF, IO, 0.96%, 5/25/2047 (j)	1,275	163
Series 2017-70, Class SA, IF, IO, 1.01%, 9/25/2047 (j)	892	102
Series 2017-69, Class SH, IF, IO, 1.06%, 9/25/2047 (j)	722	92
Series 2017-90, Class SP, IF, IO, 1.01%, 11/25/2047 (j)	2,526	292
Series 2017-112, Class SC, IF, IO, 1.01%, 1/25/2048 (j)	3,184	368
Series 2018-16, Class SN, IF, IO, 1.11%, 3/25/2048 (j)	1,506	186
Series 2018-27, Class SE, IF, IO, 1.06%, 5/25/2048 (j)	2,815	347
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	916	191
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	1,670	326
Series 2019-37, Class CS, IF, IO, 0.91%, 7/25/2049 (j)	3,649	398
Series 2019-42, Class SK, IF, IO, 0.91%, 8/25/2049 (j)	6,588	732
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	56,052	9,676
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	92,033	14,839
Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	12,231	1,930
Series 2017-57, Class SA, IF, IO, 0.96%, 8/25/2057 (j)	9	1
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	74	4
Series 421, Class C3, IO, 4.00%, 7/25/2030	234	16
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060 (a) (j)	10,871	8,940
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (a) (j)	3,000	2,282
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	30	29
GNMA
Series 2013-182, Class MS, IF, IO, 0.99%, 12/20/2043 (j)	8,311	911
Series 2015-110, Class MS, IF, IO, 0.56%, 8/20/2045 (j)	4,883	404
Series 2016-49, Class SB, IF, IO, 0.90%, 4/20/2046 (j)	3,130	282
Series 2016-83, Class SA, IF, IO, 0.95%, 6/20/2046 (j)	2,254	262
Series 2016-108, Class SN, IF, IO, 0.93%, 8/20/2046 (j)	11,656	1,349
Series 2016-108, Class SM, IF, IO, 0.95%, 8/20/2046 (j)	2,777	317
Series 2016-111, Class SA, IF, IO, 0.95%, 8/20/2046 (j)	4,327	471
Series 2016-120, Class SA, IF, IO, 0.95%, 9/20/2046 (j)	13,905	1,580
Series 2016-147, Class AS, IF, IO, 0.95%, 10/20/2046 (j)	4,984	593
Series 2017-36, Class SL, IF, IO, 1.09%, 3/16/2047 (j)	6,307	861
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	342	14
Series 2017-68, Class DS, IF, IO, 1.00%, 5/20/2047 (j)	9,984	1,036
Series 2017-68, Class SA, IF, IO, 1.00%, 5/20/2047 (j)	2,484	287
Series 2017-80, Class AS, IF, IO, 1.05%, 5/20/2047 (j)	2,494	303
Series 2017-85, Class SA, IF, IO, 1.00%, 6/20/2047 (j)	3,266	318
Series 2017-107, Class KS, IF, IO, 1.05%, 7/20/2047 (j)	4,407	442
Series 2017-120, Class ES, IF, IO, 1.05%, 8/20/2047 (j)	4,635	552
Series 2017-134, Class SB, IF, IO, 1.05%, 9/20/2047 (j)	2,987	300
Series 2017-155, Class KS, IF, IO, 1.05%, 10/20/2047 (j)	3,841	365
Series 2017-161, Class DS, IF, IO, 1.10%, 10/20/2047 (j)	3,103	387
Series 2017-163, Class HS, IF, IO, 1.05%, 11/20/2047 (j)	6,852	680
Series 2018-6, Class CS, IF, IO, 1.05%, 1/20/2048 (j)	3,540	405
Series 2018-63, Class BS, IF, IO, 1.05%, 4/20/2048 (j)	6,702	793

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-63, Class SB, IF, IO, 1.05%, 4/20/2048 (j)	3,164	360
Series 2018-65, Class DS, IF, IO, 1.05%, 5/20/2048 (j)	3,843	371
Series 2018-147, Class SD, IF, IO, 1.00%, 10/20/2048 (j)	2,176	225
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	84	19
Series 2019-1, Class SG, IF, IO, 0.90%, 1/20/2049 (j)	8,708	761
Series 2019-49, Class SB, IF, IO, 0.39%, 4/20/2049 (j)	4,363	295
Series 2019-43, Class LS, IF, IO, 0.90%, 4/20/2049 (j)	2,384	202
Series 2019-65, Class ST, IF, IO, 0.90%, 5/20/2049 (j)	9,413	759
Series 2019-86, Class ST, IF, IO, 0.95%, 7/20/2049 (j)	4,742	357
Series 2019-99, Class SJ, IF, IO, 0.90%, 8/20/2049 (j)	6,978	610
Series 2019-120, Class DS, IF, IO, 0.90%, 9/20/2049 (j)	8,907	924
Series 2019-132, Class SK, IF, IO, 0.90%, 10/20/2049 (j)	7,050	668
Series 2019-158, Class SG, IF, IO, 0.90%, 12/20/2049 (j)	10,866	1,014
Series 2020-86, Class TS, IF, IO, 0.45%, 6/20/2050 (j)	11,243	835
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	169,658	22,388
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	83,868	11,576
Series 2021-81, Class IC, IO, 3.00%, 5/20/2051	21,039	3,018
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	17,868	2,548
Series 2021-117, Class NI, IO, 3.00%, 7/20/2051	58,583	8,347
Series 2021-142, Class XI, IO, 3.00%, 8/20/2051	69,321	9,777
Series 2021-162, Class NZ, 2.50%, 9/20/2051	4,658	2,972
Series 2021-162, Class Z, 2.50%, 9/20/2051	4,778	3,077
Series 2021-165, Class ZJ, 2.50%, 9/20/2051	4,770	2,908
Series 2021-188, Class IJ, IO, 3.00%, 10/20/2051	21,858	3,092
Series 2015-H13, Class GI, IO, 1.47%, 4/20/2065 (j)	1,083	23
1.16%, 7/16/2065 (j)	20,000	1,701
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	134	128
Grene 2023senrs, 5.50%, 1/17/2061 ‡	2,427	2,427
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (j)	157	31
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.06%, 9/25/2035 (j)	96	91
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 5.49%, 1/25/2047 (j)	6,486	5,966
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.47%, 10/25/2034 (a) (j)	12,500	12,580
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025 (a) (h)	1,917	1,739
Impac CMB Trust Series 2005-1, Class 1A2, 5.76%, 4/25/2035 (j)	156	142
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.37%, 9/25/2037 (j)	12,700	9,233
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036 (h)	1,352	1,258
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	32	32
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	11,013	5,663
LHOME Mortgage Trust Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (h)	23,380	23,372
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.87%, 8/25/2033 (j)	37	23
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	23	23
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 4.07%, 8/25/2033 (j)	36	33
MFA Trust
Series 2022-RTL1, Class A1, 5.07%, 4/26/2027 (a) (h)	3,490	3,315
Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (a) (h)	3,030	2,993
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A2, 3.95%, 4/28/2066 ‡ (a) (j)	14,000	12,386
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057 (a) (j)	8,994	179

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058 (a) (j)	21,571	745
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (j)	3,042	2,445
Ocwen Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	15,825	15,666
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.06%, 2/27/2024 (a) (j)	9,813	9,587
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 8.99%, 2/25/2025 (a) (j)	4,655	4,638
Series 2018-GT2, Class A, 7.79%, 8/25/2025 (a) (j)	4,320	4,262
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (a) (h)	9,947	9,799
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 (a) (h)	7,000	6,867
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (h)	2,207	2,117
Series 2021-1, Class A2, 3.72%, 1/25/2026 (a) (j)	5,000	4,258
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (h)	14,305	13,124
Series 2021-6, Class A2, 3.47%, 7/25/2026 (a) (h)	2,749	2,303
Series 2021-7, Class A2, 3.67%, 8/25/2026 (a) (h)	11,837	10,103
Series 2021-8, Class A2, 3.60%, 9/25/2026 (a) (j)	5,500	4,678
Series 2021-10, Class A2, 4.83%, 10/25/2026 (a) (h)	5,000	4,411
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	32	31
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.72%, 9/25/2032 (a) (j)	9,000	9,544
RSFR Series 2020-1, Class PT, 5.71%, 2/17/2025 ‡ (a) (h)	19,520	17,576
SART Series 2017-1, 4.75%, 7/15/2024 ‡	71	69
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (j)	19,048	12
Series 2021-2, Class BXS, 10.80%, 11/25/2060 (a) (j)	4,998	3,759
STACR Trust
Series 2018-HRP2, Class M3, 7.54%, 2/25/2047 (a) (j)	11,276	11,390
Series 2018-HRP2, Class B1, 9.34%, 2/25/2047 (a) (j)	2,825	2,998
Series 2018-DNA3, Class B1, 9.04%, 9/25/2048 (a) (j)	7,685	8,107
Starwood Mortgage Residential Trust Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,150	883
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 6.89%, 10/25/2037 (j)	1,816	1,605
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 5.99%, 5/25/2047 (j)	13,112	10,673
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (a) (h)	2,320	2,160
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	30,000	27,934
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024 (a) (h)	5,500	5,469
Verus Securitization Trust
Series 2023-4, Class A1, 5.81%, 5/25/2027 (a) (h)	8,350	8,292
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (a) (j)	7,606	6,229
Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (j)	2,200	1,839
Series 2020-1, Class M1, 3.02%, 1/25/2060 (a) (j)	1,990	1,557
Series 2020-2, Class A1, 2.23%, 5/25/2060 (a) (j)	82	79
Series 2022-4, Class A1, 4.47%, 4/25/2067 (a) (h)	924	887
Series 2023-1, Class A1, 5.85%, 12/25/2067 (a) (h)	1,300	1,298
Series 2023-2, Class A1, 6.19%, 3/25/2068 (a) (h)	8,763	8,805
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054 (a) (j)	820	584
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (j)	12,000	10,987
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	61	60

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (j)	86	82
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	50	49
Series 2005-AR7, Class A3, 3.81%, 8/25/2035 (j)	52	49
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-AR8, Class 2A, 4.59%, 10/25/2046 (j)	2,149	1,793
Total Collateralized Mortgage Obligations (Cost $1,059,797)		1,009,699
Mortgage-Backed Securities — 8.5%
FHLMC Gold Pools, Other
Pool # WN2184, 2.50%, 4/1/2032	9,600	8,128
Pool # WN2270, 3.95%, 10/1/2032	9,500	8,888
Pool # WN2271, 3.95%, 10/1/2032	8,200	7,672
Pool # WN2290, 3.80%, 11/1/2032	7,834	7,251
Pool # WN2298, 4.35%, 11/1/2032	8,350	7,976
Pool # WA3236, 4.75%, 11/1/2032	9,723	9,462
Pool # WN1205, 4.60%, 1/1/2033	4,600	4,442
Pool # WN1206, 4.60%, 1/1/2033	7,899	7,640
Pool # WN2308, 4.90%, 1/1/2033	2,000	1,953
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	271	276
Pool # BJ9839, 4.38%, 4/20/2049	128	125
Pool # MA8152, 5.00%, 7/20/2052	—	—
Pool # MA8573, 7.00%, 1/20/2053	45,492	46,736
GNMA II, Single Family, 30 Year
TBA, 5.50%, 6/15/2053 (k)	166,228	166,124
TBA, 6.00%, 6/15/2053 (k)	305,000	307,907
TBA, 6.50%, 6/15/2053 (k)	243,000	247,366
Total Mortgage-Backed Securities (Cost $836,288)		831,946
Foreign Government Securities — 3.3%
Banque Centrale de Tunisie 5.75%, 1/30/2025 (f)	2,765	1,698
Dominican Republic Government Bond
7.05%, 2/3/2031 (a)	1,230	1,218
6.00%, 2/22/2033 (a)	753	685
6.00%, 2/22/2033 (f)	8,400	7,646
6.40%, 6/5/2049 (f)	1,600	1,319
5.88%, 1/30/2060 (a)	13,650	10,101
5.88%, 1/30/2060 (f)	13,200	9,768
Federal Republic of Nigeria
6.50%, 11/28/2027 (f)	5,400	4,557
6.13%, 9/28/2028 (a)	6,347	5,109
7.14%, 2/23/2030 (f)	21,500	17,002
7.38%, 9/28/2033 (a)	4,405	3,234
7.70%, 2/23/2038 (f)	4,700	3,241
8.25%, 9/28/2051 (a)	3,263	2,203
Federative Republic of Brazil 3.88%, 6/12/2030	1,200	1,065

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Gabonese Republic
7.00%, 11/24/2031 (f)	900	702
7.00%, 11/24/2031 (a)	7,600	5,932
Hashemite Kingdom of Jordan
5.85%, 7/7/2030 (f)	5,600	5,001
7.38%, 10/10/2047 (f)	7,600	6,333
Islamic Republic of Pakistan
8.25%, 9/30/2025 (f)	3,100	1,302
6.00%, 4/8/2026 (a)	19,530	7,327
7.38%, 4/8/2031 (a)	5,013	1,805
Kingdom of Bahrain
6.75%, 9/20/2029 (f)	1,700	1,664
5.45%, 9/16/2032 (a)	9,389	8,197
Kingdom of Morocco
5.95%, 3/8/2028 (a)	2,052	2,077
6.50%, 9/8/2033 (f)	900	918
Magyar Export-Import Bank Zrt. 6.13%, 12/4/2027 (a)	1,000	991
Republic of Angola
9.50%, 11/12/2025 (f)	700	693
8.25%, 5/9/2028 (f)	1,900	1,688
8.00%, 11/26/2029 (a)	4,620	3,925
8.00%, 11/26/2029 (f)	11,400	9,685
8.75%, 4/14/2032 (a)	5,266	4,413
9.13%, 11/26/2049 (f)	5,700	4,242
Republic of Armenia 3.60%, 2/2/2031 (a)	5,100	3,963
Republic of Colombia
8.00%, 4/20/2033	2,010	2,018
7.50%, 2/2/2034	1,860	1,782
Republic of Costa Rica
6.13%, 2/19/2031 (f)	17,500	17,454
6.55%, 4/3/2034 (a)	3,300	3,329
5.63%, 4/30/2043 (f)	1,200	1,034
7.00%, 4/4/2044 (f)	1,000	975
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (f)	16,537	15,801
6.13%, 6/15/2033 (f)	17,000	14,692
Republic of El Salvador
6.38%, 1/18/2027 (f)	500	317
8.63%, 2/28/2029 (f)	6,200	3,681
7.63%, 2/1/2041 (f)	2,900	1,469
7.12%, 1/20/2050 (f)	6,900	3,389
Republic of Ghana
6.38%, 2/11/2027 (f) (i)	7,700	3,086
7.88%, 2/11/2035 (a) (i)	5,720	2,286
8.75%, 3/11/2061 (f) (i)	3,500	1,312
Republic of Guatemala 4.65%, 10/7/2041 (a)	2,400	1,881
Republic of Iraq 5.80%, 1/15/2028 (f)	9,625	8,896

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Republic of Kenya
8.00%, 5/22/2032 (f)	8,600	6,908
6.30%, 1/23/2034 (a)	3,593	2,562
8.25%, 2/28/2048 (f)	5,600	4,091
Republic of Namibia 5.25%, 10/29/2025 (f)	4,900	4,634
Republic of Paraguay, 6.10%, 8/11/2044 (f)	12,075	11,245
Republic of Rwanda 5.50%, 8/9/2031 (a)	8,000	5,812
Republic of Senegal
6.25%, 5/23/2033 (f)	11,000	8,726
6.75%, 3/13/2048 (f)	14,100	9,322
Republic of Serbia 6.50%, 9/26/2033 (a)	4,800	4,652
Republic of South Africa
5.00%, 10/12/2046	5,100	3,238
5.75%, 9/30/2049	7,406	5,017
Republic of Turkey
9.38%, 3/14/2029	5,000	4,868
9.38%, 1/19/2033	1,741	1,671
Romania Government Bond 6.63%, 2/17/2028 (f)	900	922
State of Mongolia 4.45%, 7/7/2031 (a)	7,800	5,811
Sultanate of Oman Government Bond
6.25%, 1/25/2031 (f)	900	911
6.25%, 1/25/2031 (a)	4,659	4,715
7.38%, 10/28/2032 (a)	7,291	7,949
6.50%, 3/8/2047 (f)	600	547
6.75%, 1/17/2048 (f)	5,400	5,074
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,803	2,686
Total Foreign Government Securities (Cost $422,794)		324,467
Loan Assignments — 0.6% (l)
Automobile Components — 0.0% ^
Adient US LLC, Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.52%, 4/10/2028 (g)	2,241	2,233
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 3/31/2028 (g)	1,965	1,859
Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.75%, 3/31/2027 (g)	2,402	2,374
Venator Materials Corp., 1st Lien New Dip Term Loan (3-MONTH CME TERM SOFR + 10.00%), 10.00%, 9/14/2023 (g)	1,095	1,100
		3,474
Consumer Staples Distribution & Retail — 0.0% ^
Moran Foods LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50%), 14.46%, 12/31/2026 (g)	59	41
Moran Foods, LLC, 1st Lien Super Senior Delayed Term Loan (3-MONTH SOFR + 11.50%), 16.55%, 6/30/2026 ‡ (g)	363	363
Moran Foods, LLC, 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 (g)	2,434	2,191
(3-MONTH CME TERM SOFR + 7.25%), 12.21%, 6/30/2026 ‡ (g)	34	27
		2,622
Containers & Packaging — 0.1%
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.27%, 8/4/2027 (g)	3,178	3,094

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Electronic Equipment, Instruments & Components — 0.0% ^
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 6/30/2028 (g)	2,456	2,358
Financial Services — 0.0% ^
Thor, 1st Lien Term Loan C, 4.25%, 5/15/2025 (j)	309	308
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan C (3-MONTH CME TERM SOFR + 4.00%), 9.00%, 7/21/2028 (g)	280	268
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 9.00%, 7/21/2028 (g)	4,020	3,855
		4,123
Health Care Equipment & Supplies — 0.0% ^
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 8.40%, 10/23/2028 (g)	3,067	2,970
Health Care Providers & Services — 0.0% ^
Parexel International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 8.40%, 11/15/2028 (g)	3,168	3,060
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/18/2027 (g)	3,000	2,829
Leisure Products — 0.0% ^
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (g) (i)	43	5
Life Sciences Tools & Services — 0.0% ^
Avantor Funding, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 7.50%, 11/8/2027 (g)	853	850
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.56%, 10/8/2027 (g)	1,933	1,911
Media — 0.1%
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.56%, 1/18/2028 (g)	2,000	1,763
DirectV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 8/2/2027 (g)	2,595	2,458
		4,221
Passenger Airlines — 0.0% ^
AAdvantage Loyality IP Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.75%), 10.00%, 4/20/2028 (g)	1,000	1,003
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/1/2026 (g)	8,850	8,621
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 1.75%), 6.84%, 8/1/2027 (g)	2,021	1,956
Specialty Retail — 0.1%
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.75%, 12/18/2026 (g) (m)	12	11
Petco Health and Wellness Co., Inc., Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.41%, 3/3/2028 (g)	2,842	2,781
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 9.65%, 12/22/2025 (g)	4,893	3,132
		5,924
Total Loan Assignments (Cost $56,039)		53,421
	SHARES (000)
Common Stocks — 0.3%
Broadline Retail — 0.0% ^
Moran Foods Backstop Equity ‡ *	45	114

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.0% ^
Frontier Communications Parent, Inc. *	20	293
Media — 0.0% ^
Clear Channel Outdoor Holdings, Inc. *	6	7
iHeartMedia, Inc., Class A *	2	5
		12
Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.	41	3,073
Chord Energy Corp.	47	6,707
EP Energy Corp. ‡ *	11	81
Gulfport Energy Corp. *	107	10,451
		20,312
Pharmaceuticals — 0.0% ^
Mallinckrodt plc *	6	16
Professional Services — 0.0% ^
NMG, Inc. ‡ *	—	1
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	—	3
Wireless Telecommunication Services — 0.1%
Intelsat SA (Luxembourg) ‡ *	147	3,824
Total Common Stocks (Cost $14,577)		24,575
Preferred Stocks — 0.1%
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	14	11
Electric Utilities — 0.1%
SCE Trust VI 5.00%, 7/10/2023 ($25 par value) (n)	240	4,744
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193	4,476
		9,220
Insurance — 0.0% ^
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (n)	27	567
Total Preferred Stocks (Cost $11,171)		9,798
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 7/10/2023 ‡ (b) (d) (e) (Cost $258)	—	1,885
Municipal Bonds — 0.0% (o) ^
California — 0.0% ^
Los Angeles Community College District Series 2010E, GO, 6.75%, 8/1/2049	100	125
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290	258

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Regents of the University of California Medical Center Pooled Series 2009F, Rev., 6.58%, 5/15/2049	255	297
University of California, Taxable Build America Series 2009R, Rev., 5.77%, 5/15/2043	140	150
University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100	89
Total California		919
Colorado — 0.0% ^
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175	159
Indiana — 0.0% ^
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series 2010B-2, Rev., 6.12%, 1/15/2040	240	254
Texas — 0.0% ^
North Texas Tollway Authority, First Tier Series 2009B, Rev., 6.72%, 1/1/2049	131	162
Total Municipal Bonds (Cost $1,673)		1,494
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	1	4
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	—	7
Total Warrants (Cost $—)		11
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	31	1
	SHARES (000)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (p) (q) (Cost $40,913)	40,905	40,913
Total Investments — 105.3% (Cost $11,496,351)		10,289,787
Liabilities in Excess of Other Assets — (5.3)%		(517,265)
NET ASSETS — 100.0%		9,772,522

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $52,532 or 0.54% of the Fund’s net assets as of May 31, 2023.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(f)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(i)	Defaulted security.
(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2023.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2023.
TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($000)	VALUE ($000)
FNMA / FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 6/25/2053(a)	(58,000)	(56,186)
TBA, 5.00%, 6/25/2053(a)	(250,000)	(246,304)
TBA, 5.50%, 6/25/2053(a)	(98,000)	(97,954)
(Proceeds received of $404,686)		(400,444)

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

(a)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	3,330	09/20/2023	USD	381,129	1,012
U.S. Treasury 10 Year Ultra Note	2,729	09/20/2023	USD	328,802	1,693
U.S. Treasury Long Bond	34	09/20/2023	USD	4,368	54
U.S. Treasury Ultra Bond	60	09/20/2023	USD	8,229	131
U.S. Treasury 2 Year Note	6,439	09/29/2023	USD	1,325,176	(713)
U.S. Treasury 5 Year Note	25,379	09/29/2023	USD	2,767,699	165
					2,342
Short Contracts
U.S. Treasury 10 Year Note	(1,800)	09/20/2023	USD	(206,016)	(636)
U.S. Treasury 10 Year Ultra Note	(2,294)	09/20/2023	USD	(276,391)	(1,439)
U.S. Treasury Long Bond	(2)	09/20/2023	USD	(257)	(3)
U.S. Treasury Ultra Bond	(1,690)	09/20/2023	USD	(223,565)	(4,386)
					(6,464)
					(4,122)

Abbreviations
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	13,033,309	USD	97,683	Citibank, NA	6/15/2023	(3,948)
Total unrealized depreciation						(3,948)
Net unrealized depreciation						(3,948)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	12/20/2027	0.94	USD39,851	361	(546)	(185)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD31,878	331	(441)	(110)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD31,878	142	(251)	(109)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD15,942	42	(97)	(55)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD7,971	35	(62)	(27)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD15,935	85	(140)	(55)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD7,721	102	(129)	(27)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Citibank, NA	6/20/2028	0.97	USD44,000	372	(523)	(151)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD4,770	51	(67)	(16)
							1,521	(2,256)	(735)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Over-the-Counter ("OTC") Credit default swap contracts outstanding — sell protection (**) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	11.71	USD5,000	(263)	(1,103)	(1,366)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	11.71	USD12,500	(628)	(2,787)	(3,415)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	11.71	USD10,000	(447)	(2,285)	(2,732)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	11.71	USD20,000	(755)	(4,711)	(5,466)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	11.71	USD15,000	(502)	(3,597)	(4,099)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	08/17/2061	12.53	USD7,500	(623)	(1,877)	(2,500)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.53	USD5,000	(234)	(1,432)	(1,666)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.53	USD2,500	(117)	(716)	(833)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.53	USD12,500	(353)	(3,813)	(4,166)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.53	USD12,500	(132)	(4,034)	(4,166)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.53	USD5,500	(62)	(1,771)	(1,833)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.53	USD8,017	(90)	(2,581)	(2,671)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	08/17/2061	12.53	USD12,500	(56)	(4,110)	(4,166)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	16.13	USD2,500	(277)	(329)	(606)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	16.13	USD10,000	(919)	(1,504)	(2,423)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	09/17/2058	16.13	USD8,000	(619)	(1,319)	(1,938)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.13	USD12,500	(1,810)	(1,219)	(3,029)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.13	USD7,500	(826)	(991)	(1,817)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.13	USD7,500	(830)	(987)	(1,817)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	09/17/2058	16.13	USD5,000	(479)	(733)	(1,212)
							(10,022)	(41,899)	(51,921)

(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD288,977	(1,838)	(4,174)	(6,012)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD300,773	(1,137)	(5,121)	(6,258)
						(2,975)	(9,295)	(12,270)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2023 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	1,521	(735)
OTC Credit default swap contracts outstanding - sell protection	(10,022)	(51,921)
Total OTC swap contracts outstanding	(8,501)	(52,656)

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,918,952	$389,417	$2,308,369
Collateralized Mortgage Obligations	—	949,397	60,302	1,009,699
Commercial Mortgage-Backed Securities	—	2,341,086	73,643	2,414,729
Common Stocks
Broadline Retail	—	—	114	114
Diversified Telecommunication Services	293	—	—	293
Media	12	—	—	12
Oil, Gas & Consumable Fuels	20,231	—	81	20,312
Pharmaceuticals	16	—	—	16
Professional Services	—	—	1	1
Specialty Retail	—	—	3	3
Wireless Telecommunication Services	—	—	3,824	3,824
Total Common Stocks	20,552	—	4,023	24,575
Convertible Bonds	—	—	1,885	1,885
Corporate Bonds
Aerospace & Defense	—	31,465	—	31,465
Automobile Components	—	94,964	—	94,964
Automobiles	—	852	—	852
Banks	—	95,632	—	95,632
Beverages	—	7,280	—	7,280
Biotechnology	—	7,061	—	7,061
Broadline Retail	—	20,587	—	20,587
Building Products	—	49,673	—	49,673
Capital Markets	—	10,754	—	10,754
Chemicals	—	112,477	—	112,477
Commercial Services & Supplies	—	92,381	—	92,381
Communications Equipment	—	31,150	—	31,150
Construction & Engineering	—	29,549	—	29,549
Consumer Finance	—	87,925	—	87,925
Consumer Staples Distribution & Retail	—	50,848	—	50,848
Containers & Packaging	—	107,123	—	107,123
Distributors	—	2,236	—	2,236
Diversified Consumer Services	—	11,154	—	11,154
Diversified REITs	—	30,471	—	30,471
Diversified Telecommunication Services	—	220,588	2	220,590
Electric Utilities	—	69,668	—	69,668
Electrical Equipment	—	23,130	—	23,130
Electronic Equipment, Instruments & Components	—	25,518	—	25,518
Energy Equipment & Services	—	19,777	—	19,777

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Entertainment	$—	$39,177	$—	$39,177
Financial Services	—	20,530	—	20,530
Food Products	—	28,169	—	28,169
Gas Utilities	—	11,106	—	11,106
Ground Transportation	—	55,665	—	55,665
Health Care Equipment & Supplies	—	34,397	—	34,397
Health Care Providers & Services	—	172,238	—	172,238
Health Care Technology	—	9,415	—	9,415
Hotel & Resort REITs	—	16,037	—	16,037
Hotels, Restaurants & Leisure	—	177,000	—	177,000
Household Durables	—	28,870	—	28,870
Household Products	—	43,638	—	43,638
Independent Power and Renewable Electricity Producers	—	10,316	—	10,316
Insurance	—	536	—	536
IT Services	—	13,691	—	13,691
Leisure Products	—	14,787	—	14,787
Machinery	—	18,466	—	18,466
Marine Transportation	—	5,599	—	5,599
Media	—	320,489	—	320,489
Metals & Mining	—	63,885	—	63,885
Mortgage Real Estate Investment Trusts (REITs)	—	71,635	—	71,635
Multi-Utilities	—	7,637	—	7,637
Oil, Gas & Consumable Fuels	—	351,445	—	351,445
Paper & Forest Products	—	2,969	—	2,969
Passenger Airlines	—	30,973	—	30,973
Personal Care Products	—	24,112	—	24,112
Pharmaceuticals	—	121,148	—	121,148
Real Estate Management & Development	—	5,492	—	5,492
Semiconductors & Semiconductor Equipment	—	30,143	—	30,143
Software	—	50,901	—	50,901
Specialized REITs	—	16,099	—	16,099
Specialty Retail	—	92,976	—	92,976
Technology Hardware, Storage & Peripherals	—	11,476	—	11,476
Tobacco	—	1,840	—	1,840
Trading Companies & Distributors	—	56,140	—	56,140
Transportation Infrastructure	—	4,157	—	4,157
Wireless Telecommunication Services	—	73,060	—	73,060
Total Corporate Bonds	—	3,268,477	2	3,268,479
Foreign Government Securities	—	324,467	—	324,467
Loan Assignments
Automobile Components	—	2,233	—	2,233
Beverages	—	1,859	—	1,859
Chemicals	—	3,474	—	3,474
Consumer Staples Distribution & Retail	—	2,232	390	2,622
Containers & Packaging	—	3,094	—	3,094
Electronic Equipment, Instruments & Components	—	2,358	—	2,358
Financial Services	—	308	—	308

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ground Transportation	$—	$4,123	$—	$4,123
Health Care Equipment & Supplies	—	2,970	—	2,970
Health Care Providers & Services	—	3,060	—	3,060
IT Services	—	2,829	—	2,829
Leisure Products	—	—	5	5
Life Sciences Tools & Services	—	850	—	850
Machinery	—	1,911	—	1,911
Media	—	4,221	—	4,221
Passenger Airlines	—	1,003	—	1,003
Personal Care Products	—	8,621	—	8,621
Pharmaceuticals	—	1,956	—	1,956
Specialty Retail	—	5,924	—	5,924
Total Loan Assignments	—	53,026	395	53,421
Mortgage-Backed Securities	—	831,946	—	831,946
Municipal Bonds	—	1,494	—	1,494
Preferred Stocks
Broadline Retail	—	—	11	11
Electric Utilities	9,220	—	—	9,220
Insurance	567	—	—	567
Total Preferred Stocks	9,787	—	11	9,798
Rights	—	—	1	1
Warrants	—	—	11	11
Short-Term Investments
Investment Companies	40,913	—	—	40,913
Total Investments in Securities	$71,252	$9,688,845	$529,690	$10,289,787
Liabilities
TBA Short Commitment	$—	$(400,444)	$—	$(400,444)
Total Liabilities in Securities Sold Short	$—	$(400,444)	$—	$(400,444)
Appreciation in Other Financial Instruments
Futures Contracts	$3,055	$—	$—	$3,055
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,948)	—	(3,948)
Futures Contracts	(7,177)	—	—	(7,177)
Swaps	—	(53,450)	—	(53,450)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(4,122)	$(57,398)	$—	$(61,520)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$465,454	$— (b)	$(2,263)	$(33)	$5,809	$(60,679)	$816	$(28,226)	$8,539	$389,417
Collateralized Mortgage Obligations	91,311	—	1,042	1	2,631	(278)	—	(25,866)	(8,539)	60,302

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2023
Commercial Mortgage-Backed Securities	$77,389	$—	$(3,760)	$— (b)	$14	$—	$—	$—	$—	$73,643
Common Stocks	3,798	11	226	—	—	(12)	—	—	—	4,023
Convertible Bonds	1,285	—	600	—	—	—	—	—	—	1,885
Corporate Bonds	2	—	—	—	—	—	—	—	—	2
Loan Assignments	334	—	— (b)	— (b)	363	—	27	(329)	—	395
Preferred Stocks	12	—	(1)	—	—	—	—	—	—	11
Rights	— (b)	—	1	—	—	—	—	—	—	1
Warrants	13	—	(2)	—	—	—	—	—	—	11
Total	$639,598	$11	$(4,157)	$(32)	$8,817	$(60,969)	$843	$(54,421)	$—	$529,690

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
(b)	Amount rounds to less than one thousand.
For the period ended May 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$125,219	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (3.74%)
			Constant Default Rate	0.00% - 11.00% (0.43%)
			Yield (Discount Rate of Cash Flows)	6.34% - 13.37% (10.10%)

Asset-Backed Securities	125,219
	26,782	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.34% - 15.68% (12.21%)

Collateralized Mortgage Obligations	26,782
	64,940	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.26% - 11.39% (11.32%)

Commercial Mortgage-Backed Securities	64,940
	1,885	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Convertible Bonds	1,885
	368	Terms of Exchange Offer	Expected Recovery	10.90% - 100.00% (98.85%)

Loan Assignments	368

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Total	$219,194

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31, 2023, the value of these investments was $310,496. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$225,246	$671,884	$856,208	$(29)	$20	$40,913	40,905	$489	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to

JPMorgan Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.